File Nos. 33-14295
811-5161
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 22	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 22	[X]

(Check appropriate box or boxes.)

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
----
X	on October 1, 2007 pursuant to paragraph (b)
----
60 days after filing pursuant to paragraph (a)(i)
----
on (date) pursuant to paragraph (a)(i)
----
75 days after filing pursuant to paragraph (a)(ii)
----
on (date) pursuant to paragraph (a)(ii) of Rule 485
----

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
----

Dreyfus New York
Tax Exempt Funds

Three investment choices seeking current income exempt from federal,
New York state and New York city income taxes

PROSPECTUS October 1, 2007

Contents

The Funds

Introduction	1
Goal/Approach	2
Main Risks	5
Past Performance	8
Expenses	11
Management	14
Financial Highlights	16

Your Investment

Account Policies	18
Distributions and Taxes	25
Services for Fund Investors	26
Instructions for Regular Accounts	27

For More Information

See back cover.

Note to Investors in Dreyfus New York Tax Exempt Intermediate Bond Fund

The fund’s Board of Trustees approved a Plan of Reorganization on July 17, 2007, providing for the transfer of the fund’s assets to Dreyfus New York Tax Exempt Bond Fund in a tax free exchange for shares of Dreyfus New York Tax Exempt Bond Fund and the assumption by Dreyfus New York Tax Exempt Bond Fund of the fund’s stated liabilities, the distribution of shares of Dreyfus New York Tax Exempt Bond Fund to fund shareholders, and the subse-quent termination of the fund (the “Reorganization”).

Consummation of the Reorganization is contingent on the approval of the fund’s shareholders. Holders of fund shares as of September 7, 2007 (the “Record Date”) have been asked to approve the Plan at a special meeting of shareholders to be held on November 15, 2007. If the Plan is approved, the Reorganization will become effective on or about November 28, 2007.

In anticipation of the Reorganization, on August 3, 2007, the fund closed to new investments accounts.

A Prospectus/Proxy Statement with respect to the proposed Reorganization was mailed to fund shareholders. The Prospectus/Proxy Statement describes the Reorganization and other matters.

The Funds

INTRODUCTION

This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document. Each fund is a separate entity with a separate investment portfo-lio.The operations and results of a fund are unrelated to those of each other fund.

The funds differ in their average portfolio maturity, which affects their level of income and degree of share price fluctuation. The money market fund seeks to maintain a stable $1.00 share price. It offers share price stability for investors looking to protect principal, but has the lowest income potential of the three funds. The bond funds each offer higher income and return potential, mainly relative to their average maturities, but their share prices will fluctuate.

Dreyfus New York Tax Exempt
Money Market Fund

Ticker Symbol: DNYXX

Dreyfus New York Tax Exempt
Intermediate Bond Fund

Ticker Symbol: DRNIX

Dreyfus New York Tax Exempt
Bond Fund, Inc.

Ticker Symbol: DRNYX

What these funds are — and aren’t

These funds are mutual funds: pooled investments that are professionally managed and give you the opportunity to participate in financial markets. They strive to reach their stated goals, although as with all mutual funds, they cannot offer guaranteed results.

An investment in these funds is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in these funds, but you also have the potential to make money.

The Funds 1

Dreyfus New York Tax Exempt Funds

GOAL/APPROACH

Dreyfus New York Tax Exempt Money Market Fund

The Money Market Fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. The fund does not currently intend to invest in municipal obligations that pay interest subject to the federal alterna-tive minimum tax.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes and currently invests in municipal obligations the interest from which is not subject to the federal alternative minimum tax, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax for the tax year ending December 31, 2007. In addition, the fund may invest temporarily in high-quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from the federal income tax, including when the fund manager believes acceptable New York municipal obligations are not available for investment.

The fund intends to change its name, effective on or about January 1, 2008, to Dreyfus New York AMT Tax-Free Money Market Fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Dreyfus New York Tax Exempt
Intermediate Bond Fund

The Intermediate Bond Fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The fund generally maintains a dollar-weighted average portfolio maturity between three and ten years. The fund invests at least 80% of its assets in municipal bonds rated investment grade, or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond’s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with the portfolio manager’s changing views of the current interest rate and market environment.The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal income tax.

The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (“inverse floaters”) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond’s income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which received interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax, and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Investment grade bonds: independent rating organizations analyze and evaluate a bond issuer’s, and/or any credit enhancer’s, credit profile and ability to repay debts. Based on their assessment, these rating organizations assign letter grades that reflect the issuer’s, and/or any credit enhancer’s, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for bonds in default (the inability to make timely interest or principal payments). Bonds rated BBB or Baa and above are considered investment grade.

The Funds 3

GOAL/APPROACH (continued)

Dreyfus New York Tax Exempt Bond Fund, Inc.

The Bond Fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity.The fund invests at least 80% of its assets in municipal bonds rated investment grade, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond’s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with the portfolio manager’s changing views of the current interest rate and market environment.The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal income tax.

The fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (“inverse floaters”) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond’s income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

Concept to understand

Dollar-weighted average maturity: an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

MAIN RISKS

Dreyfus New York Tax Exempt Money Market Fund

The fund’s yield will fluctuate as the short-term securities in the fund’s portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Concept to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the Money Market Fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

The Funds 5

MAIN RISKS (continued)

Dreyfus New York Tax Exempt Intermediate Bond Fund and Dreyfus New York Tax Exempt Bond Fund, Inc.

Each bond fund’s principal risks are discussed below.The value of your investment in a fund will fluctuate, which means you could lose money.

  Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates.
  Typically, a rise in rates will adversely affect bond prices and, accordingly, a fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Call risk. Some municipal bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, a fund might have to reinvest the proceeds in an invest- ment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of the fund’s “callable” issues are subject to increased price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a municipal bond’s price to fall, potentially lowering a fund’s share price.
  Although each bond fund invests primarily in bonds rated investment grade, it may invest to a limited extend in high yield (“junk”) bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.
  Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect a fund’s ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for spe- cific types of securities, it can become more diffi- cult to sell the securities at or near their perceived value. In such a market, the value of such securi- ties and a fund’s share price may fall dramatically.
  State-specific risk. Each fund is subject to the risk that New York’s economy, and the revenues underlying its municipal bonds, may decline.
  Investing primarily in a single state makes each fund more sensitive to risks specific to the state and may magnify other risks.
  Market sector risk. Each fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may sig- nificantly overweight or underweight certain industries or market sectors, which may cause a fund’s performance to be more or less sensitive to developments affecting those industries or sectors.
  Leveraging risk. The use of leverage, such as lend- ing portfolio securities, engaging in forward commitment transactions and investing in inverse floaters, may cause taxable income and may magnify a fund’s gains or losses.
  Tax risk.To be tax-exempt, municipal bonds gen- erally must meet certain regulatory requirements.
  Although each fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reli- able), from federal income tax, if any such munic- ipal bond fails to meet these regulatory require- ments, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

  Derivatives risk. Each fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on a fund’s perfor- mance. The use of derivatives involves risks dif- ferent from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by a fund will not correlate with the underlying instru- ments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the coun- terparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Non-diversification risk. Each fund is non-diversi- fied, which means that a relatively high percent- age of the fund’s assets may be invested in a lim- ited number of issuers.Therefore, the fund’s per- formance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Other potential risks

Under adverse market conditions, a fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Each fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

The Funds 7

PAST PERFORMANCE

Dreyfus New York Tax Exempt Money Market Fund

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The fund’s year-to-date total return as of 6/30/07 was 1.52%.

Average annual total returns as of 12/31/06
1 Year	5 Years	10 Years

2.85%	1.32%	2.05%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

Dreyfus New York Tax Exempt Intermediate Bond Fund

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table compares the fund’s average annual total returns to those of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged benchmark of total return performance for non-New York-specific municipal bonds with maturities ranging between 6 to 8 years. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund’s year-to-date total return as of 6/30/07 was 0.29%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years

Fund
returns before taxes	3.54%	3.95%	4.56%

Fund
returns after taxes
on distributions	3.54%	3.85%	4.46%

Fund
returns after taxes
on distributions and
sale of fund shares	3.59%	3.90%	4.47%

Lehman Brothers
7-Year Municipal
Bond Index*
reflects no deduction for
fees, expenses or taxes	3.98%	4.89%	5.22%

* Unlike the fund, the index is not composed of bonds of a single state.

The Funds 9

PAST PERFORMANCE (continued)

Dreyfus New York Tax Exempt Bond Fund, Inc.

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table compares the fund’s average annual total returns to those of the Lehman Brothers Municipal Bond Index, an unmanaged benchmark of total return performance for non-New York-specific municipal bonds. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund’s year-to-date total return as of 6/30/07 was -0.29%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years

Fund
returns before taxes	4.72%	4.72%	5.07%

Fund
returns after taxes
on distributions	4.71%	4.64%	4.95%

Fund
returns after taxes
on distributions and
sale of fund shares	4.49%	4.64%	4.97%

Lehman Brothers
Municipal Bond Index*
reflects no deduction for
fees, expenses or taxes	4.84%	5.53%	5.76%

* Unlike the fund, the Index is not composed of bonds of a single state.

EXPENSES

Dreyfus New York Tax Exempt Money Market Fund

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Shareholder services fee			0.08%
Other expenses			0.10%

Total			0.68%

Expense example
1 Year	3 Years	5 Years	10 Years

$69	$218	$379	$847

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund’s distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Funds 11

EXPENSES (continued)

Dreyfus New York Tax Exempt Intermediate Bond Fund

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load).

Fee table

Shareholder transaction fees
% of transaction amount
Maximum redemption fee			1.00%
charged only when selling shares you
have owned for less than 30 days

Annual fund operating expenses
% of average daily net assets
Management fees			0.60%
Rule 12b-1 fee			0.11%
Other expenses			0.14%

Total			0.85%

Expense example

1 Year	3 Years	5 Years	10 Years

$87	$271	$471	$1,049

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Rule 12b-1 fee: a fee of up to 0.25% used to reimburse the fund’s distributor for distributing the fund’s shares, servicing shareholder accounts, and advertising and marketing. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus New York Tax Exempt Bond Fund, Inc.

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Shareholder transaction fees
% of transaction amount
Maximum redemption fee			0.10%
charged only when selling shares you
have owned for less than 30 days

Annual fund operating expenses
% of average daily net assets
Management fees			0.60%
Shareholder services fee			0.05%
Other expenses			0.16%

Total			0.81%

Expense example

1 Year	3 Years	5 Years	10 Years

$83	$259	$450	$1,002

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund’s distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Funds 13

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $223 billion in approximately 180 mutual fund portfolios. For the past fiscal year, Dreyfus New York Tax Exempt Money Market Fund, Dreyfus New York Tax Exempt Intermediate Bond Fund and Dreyfus New York Tax Exempt Bond Fund each paid Dreyfus a management fee at the effective annual rate of 0.50%, 0.60%, and 0.60%, respectively, of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended May 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 coun-tries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt.Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Monica S.Wieboldt has been the primary portfolio manager of the Intermediate Bond Fund since May 1987 and has been a portfolio manager at Dreyfus since 1983.

Joseph P. Darcy has been the Bond Fund’s primary portfolio manager since November 2001 and has been a portfolio manager at Dreyfus since May 1994.

For the Intermediate Bond Fund and Bond Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any 12b-1 fees, shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales pro-grams.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation per-missible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Funds 15

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report for each fund, along with each fund’s financial statements, is included in the fund’s annual report, which is available upon request.

			Year Ended May 31,
Dreyfus New York Tax Exempt Money Market Fund		2007	2006	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.030	.022	.010	.004	.008

Distributions:	Dividends from investment income — net	(.030)	(.022)	(.010)	(.004)	(.008)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		3.03	2.26	1.05	.39	.75

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.68	.66	.67	.66	.66

Ratio of net expenses to average net assets		.68	.65	.66	.66	.66

Ratio of net investment income to average net assets		2.99	2.24	1.03	.39	.75

Net assets, end of period ($ x 1,000)		231,195	286,778	260,778	276,244	290,038

			Year Ended May 31,
Dreyfus New York Tax Exempt Intermediate Bond Fund		2007	2006	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period		17.82	18.43	18.14	19.19	18.50
Investment operations:	Investment income — net [1]	.66	.64	.64	.66	.73
	Net realized and unrealized gain (loss)
	on investments	(.01)	(.48)	.34	(.92)	.84

Total from investment operations		.65	.16	.98	(.26)	1.57

Distributions:	Dividends from investment income — net	(.66)	(.64)	(.64)	(.65)	(.72)

	Dividends from net realized gain
	on investments	—	(.13)	(.05)	(.14)	(.16)

Total distributions		(.66)	(.77)	(.69)	(.79)	(.88)

Net asset value, end of period		17.81	17.82	18.43	18.14	19.19

Total Return (%)		3.71	.87	5.55	(1.41)	8.69

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.85	.79	.89	.95	.95

Ratio of net expenses to average net assets		.85	.79	.81	.80	.80

Ratio of net investment income to average net assets		3.71	3.53	3.46	3.52	3.87

Portfolio turnover rate		16.88	29.73	26.56	44.58	30.18

Net assets, end of period ($ x 1,000)		271,982	303,157	325,390	338,765	389,782

[1] Based on average shares outstanding at each month end.

		Year Ended May 31,
Dreyfus New York Tax Exempt Bond Fund, Inc.	2007	2006	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	14.58	15.02	14.63	15.57	15.02

Investment operations: Investment income — net [1]	.58	.59	.61	.64	.69

Net realized and unrealized gain (loss)
on investments	.07	(.40)	.40	(.88)	.71

Total from investment operations	.65	.19	1.01	(.24)	1.40

Distributions: Dividends from investment income — net	(.58)	(.59)	(.62)	(.63)	(.69)

Dividends from net realized gain
on investments	(.01)	(.04)	—	(.07)	(.16)

Total distributions	(.59)	(.63)	(.62)	(.70)	(.85)

Net asset value, end of period	14.64	14.58	15.02	14.63	15.57

Total Return (%)	4.47	1.32	7.11	(1.57)	9.56

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	.81	.81 [2]	.80 [2]	.79 [2]	.84 [2]

Ratio of net expenses to average net assets	.80	.74 [2]	.75 [2]	.79 [2]	.84 [2]

Ratio of net investment income to average net assets	3.92	4.02	4.13	4.25	4.53

Portfolio turnover rate	30.27	46.18	40.69	24.22	29.28

Net assets, end of period ($ x 1,000)	1,241,717	1,234,243	1,299,286	1,296,430	1,475,917

[1] Based on average shares outstanding at each month end.

[2] Ratio of total expenses to average net assets and ratio of net expenses to average net assets for certain periods have been restated, as noted.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return.

The Funds 17

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in these funds. Your price for fund shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time for the Money Market Fund, and at the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) for the Intermediate Bond Fund and the Bond Fund, on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Because the funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

The Money Market Fund uses the amortized cost method of valuing its securities. When calculating its NAV, the Money Market Fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

When calculating the NAV of the Intermediate Bond Fund and Bond Fund, the respective fund’s investments generally are valued by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If valuations for investments (received from the pricing service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with the procedures approved by the fund’s board. Fair value of investments may be done by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a money market fund to maintain a stable NAV.

Investments in certain municipal bonds and thinly traded securities may provide short-term traders arbitrage opportunities with respect to the Intermediate Bond Fund’s and Bond Fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbi-trage opportunities they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders.While each fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Account Policies — General Policies” for further information about each fund’s frequent trading policy.

Minimum investments

	Initial	Additional

Regular accounts	$2,500	$100
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for further information.

Your Investment 19

ACCOUNT POLICIES (continued)

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds (or sell- ing the shares in the case of the Money Market Fund) for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

If you are selling or exchanging shares of the Intermediate Bond Fund or Bond Fund that you have owned for less than 30 days, the fund may deduct a redemption fee.The Intermediate Bond Fund charges a 1% redemption fee and the Bond Fund charges a 0.10% redemption fee.

Subject to the exceptions described below, you will be subject to the fund’s redemption fee, whether you are holding shares directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary's omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The redemption fee will be charged and retained by the fund on shares sold before the end of the required holding period. Dreyfus will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The fund will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial inter-mediaries (including those sponsored by Dreyfus or its affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that the investment remains in the fund; (6) purchased by other mutual funds, if approved by Dreyfus; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the fund in its sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed through the checkwriting privilege, if any, and (10) converted from one share class to another in the fund.

In addition, the fund will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by Dreyfus or through third party record keepers. These transactions include: (1) redemptions of shares purchased with new contri-butions to the plan, such as payroll contributions, excess contributions, and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distributions, systematic withdrawal programs, and lump sum distributions; (3) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (4) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options, automated account rebalanc-ing programs, and plan termination or merger; (5) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (6) forfeitures or redemptions in connection with a participant's termination of employment.

If you hold your shares through a financial interme-diary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing Dreyfus with the information neces-sary to enable you to receive any redemption fee waivers to which you may be entitled. The fund reserves the right to withdraw waivers in its sole dis-cretion without notice if the fund determines that an account is engaging in frequent trading or other activities detrimental to the fund.

Due to operational limitations or restrictions, retirement plans and intermediaries that maintain omnibus accounts with the fund may calculate redemption fees differently than the fund. However, redemptions made through a participant-initiated balance transfer will be subject to the fund's redemption fee if such shares were purchased through a participant-initiated balance transfer. If you are investing in fund shares through an inter-mediary (or in the case of a 401(k) retirement plan, your plan sponsor), please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.

Limitations on selling shares by phone or online through www.dreyfus.com

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Your Investment 21

ACCOUNT POLICIES (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Dreyfus New York Tax Exempt Money Market Fund

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the Money Market Fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the Money Market Fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the Money Market Fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the Money Market Fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

The Money Market Fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Dreyfus New York Tax Exempt Intermediate Bond Fund and Dreyfus New York Tax Exempt Bond Fund, Inc.

The bond funds are designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and each bond fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the funds will not enter into arrangements with any person or group to permit frequent trading.

Each bond fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusu- al market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, includ- ing those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the funds may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading.When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control.These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into a fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Your Investment 23

ACCOUNT POLICIES (continued)

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the Intermediate Bond Fund or Bond Fund significantly invests in thinly traded municipal bonds, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the bond funds’ redemption fee, frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the Money Market Fund and the Intermediate Bond Fund each charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, your fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid to you will be exempt from federal and New York state and New York city personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For New York personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York state and New York city income taxes. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York state and New York city personal income taxes.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders of the bond funds, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in a fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from each fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Your Investment 25

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
one Dreyfus fund into another
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges
Exchange Privilege	from one Dreyfus fund into
another.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds.

Dreyfus Financial Centers

A full array of investment services and products are offered at Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Dreyfus Financial Center is near you, call 1-800-646-6561.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more.These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). Although there is currently no fee for exchanges, the Intermediate Bond Fund may deduct a 1% redemption fee and the Bond Fund may deduct a 0.10% redemption fee if you are selling or exchanging shares of such fund you have owned for less than 30 days and you also may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more —when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

In Writing

Complete the application.	Fill out an investment slip, and write your	Write a redemption check or write a letter of
Mail your application and a check to:	account number on your check.	instruction that includes:
The Dreyfus Family of Funds	Mail the slip and the check to:	• your name(s) and signature(s)
P.O. Box 55299, Boston, MA 02205-8553	The Dreyfus Family of Funds	• your account number
	P.O. Box 105, Newark, NJ 07101-0105	• the fund name
• the dollar amount you want to sell
• how and where to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see “Account
Policies — Selling Shares”).
Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

By Telephone

Wire Call to request an account	Wire Have your bank send your	Wire Be sure the fund has your bank account
application and an account number. Have	investment to The Bank of New York,	information on file. Call to request your
your bank send your investment to The	with these instructions:	transaction. Proceeds will be wired to your
Bank of New York, with these instructions:	• ABA# 021000018	bank.
• ABA# 021000018	• Dreyfus New York Tax Exempt	Dreyfus TeleTransfer Be sure the fund has
• Dreyfus New York Tax Exempt	Money Market Fund	your bank account information on file. Call to
Money Market Fund	DDA# 8900480025	request your transaction. Proceeds will be sent
DDA# 8900480025	• Dreyfus New York Tax Exempt	to your bank by electronic check.
• Dreyfus New York Tax Exempt	Intermediate Bond Fund
Intermediate Bond Fund	DDA# 8900480025	Check Call to request your transaction.
DDA# 8900480025	• Dreyfus New York Tax Exempt Bond Fund	A check will be sent to the address of record.
• Dreyfus New York Tax Exempt Bond Fund	DDA# 8900480025
DDA# 8900480025	• your account number
• your account number	• name(s) of investor(s)
• name(s) of investor(s)	Electronic check Same as wire, but insert
Return your application with the account	“111” before your 14-digit account number.
number on the application.
Dreyfus TeleTransfer Request Dreyfus
TeleTransfer on your application. Call to
request your transaction.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

For information and other assistance, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Your Investment 27

INSTRUCTIONS FOR REGULAR	ACCOUNTS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Online (www.dreyfus.com)

	Dreyfus TeleTransfer Request Dreyfus	Wire Visit www.dreyfus.com to request your
	TeleTransfer on your application. Visit	transaction. Be sure the fund has your bank
	www.dreyfus.com to request your	account information on file. Proceeds will be
	transaction.	wired to your bank.

Dreyfus TeleTransfer Visit www.dreyfus.com
to request your transaction. Be sure the fund
has your bank account information on file.
Proceeds will be sent to your bank by electronic
check.

Check Visit www.dreyfus.com to request your
transaction. A check will be sent to the address
of record.

Automatically

With an initial investment Indicate	All services Call to request a form to add	Dreyfus Automatic Withdrawal Plan Call to
on your application which automatic	any automatic investing service (see	request a form to add the plan. Complete the
service(s) you want. Return your	“Services for Fund Investors”). Complete	form, specifying the amount and frequency of
application with your investment.	and return the form along with any other	withdrawals you would like.
	required materials.	Be sure to maintain an account balance of
Without any initial investment Check
the Dreyfus Step Program option on your		$5,000 or more.
application. Return your application, then
complete the additional materials when
they are sent to you.

NOTES

For More Information

Dreyfus New York Tax Exempt Money Market Fund
SEC file number: 811-5160

Dreyfus New York Tax Exempt Intermediate Bond Fund
SEC file number: 811-5161

Dreyfus New York Tax Exempt Bond Fund, Inc.
SEC file number: 811-3726

More information on these funds is available free upon request, including the following:

Annual/Semiannual Report

Describes a fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

To obtain information:

By telephone
Call 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

© 2007 MBSC Securities Corporation

NYTEFP1007

DREYFUS NEW YORK TAX EXEMPT FUNDS

STATEMENT OF ADDITIONAL INFORMATION
FOR
DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
OCTOBER 1, 2007

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus of Dreyfus New York Tax Exempt Money Market Fund (the “Money Market Fund”), Dreyfus New York Tax Exempt Intermediate Bond Fund (the “Intermediate Bond Fund”), and Dreyfus New York Tax Exempt Bond Fund, Inc. (the “Bond Fund”) (each, a “Fund” and, collectively, the “Funds”), dated October 1, 2007, as the Prospectus may be revised from time to time. To obtain a copy of the Funds’ Prospectus, please call your financial adviser, write to the Funds at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

Call Toll Free 1-800-645-6561
In New York City -- Call 1-718-895-1206
Outside the U.S. -- Call 516-794-5452

     Each Fund’s most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

     Each Fund is a separate entity with a separate portfolio. The operations and investment results of one Fund are unrelated to those of each other Fund. This combined Statement of Additional Information has been prepared for your convenience to provide you the opportunity to consider three investment choices in one document.

DESCRIPTION OF THE FUNDS

     Each of the Money Market Fund and the Intermediate Bond Fund is a Massachusetts business trust that commenced operations on June 9, 1987 and June 12, 1987, respectively. The Bond Fund is a Maryland corporation that commenced operations on July 26, 1983. Each Fund is an open-end, management investment company, known as a mutual fund. The Money Market Fund is known as a municipal money market fund and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less. The Intermediate Bond Fund and the Bond Fund are known as municipal bond funds and are referred to as the “Longer Term Funds.” As a municipal fund, each Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax (“Municipal Bonds”).

     The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as each Fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”) is the distributor of each Fund’s shares.

Certain Portfolio Securities

     The following information supplements (except as noted) and should be read in conjunction with the Funds’ Prospectus.

New York Municipal Bonds. (All Funds) As a fundamental policy, each Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Municipal Bonds of the State of New York, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal, New York State and New York City personal income taxes (collectively, “New York Municipal Bonds”). To the extent acceptable New York Municipal Bonds are at any time unavailable for investment by a Fund, the Fund will invest temporarily in other Municipal Bonds the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, but not New York State and New York City, personal income tax. Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Bonds bear fixed, floating or variable rates of interest. The Longer Term Funds may purchase securities with interest rates that are determined by formulas under which the rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Bonds purchased by the Longer Term Funds are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Bond and purchased and sold separately.

     The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bond market, size of a particular offering, maturity of the obligation and rating of the issue.

     Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the federal alternative minimum tax (AMT). Each Longer Term Fund may invest up to 20% of the value of its net assets in such Municipal Bonds and, except for temporary defensive purposes, in other investments subject to Federal income tax. The Money Market Fund currently will not purchase Municipal Bonds, including certain industrial development bonds and bonds issued after August 7, 1986 to finance “private activities,” the interest on which may constitute a “tax preference item” for purposes of the AMT even though the interest will continue to be fully tax-exempt for Federal income tax purposes. The Money Market Fund intends to change its name, effective on or about January 1, 2008, to Dreyfus New York AMT Tax-Free Money Market Fund.

Certain Tax Exempt Obligations. (All Funds) Each Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals, which for the Money Market Fund will not exceed 13 months, and in each case will be upon not more than 30 days’ notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Bonds.

Tax Exempt Participation Interests. (All Funds) Each Fund may purchase from financial institutions participation interests in Municipal Bonds (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Bond in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Bond. These instruments may have fixed, floating or variable rates of interest and, in the case of the Money Market Fund, will have remaining maturities of 13 months or less. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund’s Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days’ notice, for all or any part of the Fund’s participation interest in the Municipal Bond, plus accrued interest. As to these instruments, each Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Bond, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

     Municipal lease obligations or installment purchase contract obligations (collectively, “lease obligations”) have special risks not ordinarily associated with Municipal Bonds. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation ordinarily is backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations in which a Fund may invest may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Money Market Fund will invest only in those lease obligations that: (1) are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated only by one such organization); or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Money Market Fund providing that the seller or other responsible third party will either remarket or repurchase the lease obligation within a short period after demand by the Fund. Certain lease obligations may be considered illiquid. With regard to each Longer Term Fund, determination as to the liquidity of such securities is made in accordance with guidelines established by the Fund’s Board. Pursuant to such guidelines, the Board has directed the Manager to monitor carefully the Fund’s investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as the Manager may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund’s Board has directed the Manager to consider: (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee’s general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Manager may deem relevant.

Tender Option Bonds. (All Funds) Each Fund may purchase tender option bonds. A tender option bond is a Municipal Bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Bonds, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Bonds and for other reasons.

     The Money Market Fund will not purchase tender option bonds unless (a) the demand feature applicable thereto is exercisable by the Fund within 13 months of the date of such purchase upon no more than 30 days’ notice and thereafter is exercisable by the Fund no less frequently than annually upon no more than 30 days’ notice and (b) at the time of such purchase, the Manager reasonably expects (i) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Bonds at the time of the next tender fee adjustment and (ii) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. At the time of each tender opportunity, the Fund will exercise the tender option with respect to any tender option bonds unless the Manager reasonably expects, (x) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Bonds at the time of the next tender fee adjustment, and (y) that the circumstances which entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. The Fund will exercise the tender feature with respect to tender option bonds, or otherwise dispose of its tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. The Money Market Fund otherwise will comply with the provisions of Rule 2a-7 under the 1940 Act, in connection with the purchase of tender option bonds, including, without limitation, the requisite determination by the Money Market Fund’s Board that the tender option bonds in question meet the quality standards described in Rule 2a-7, which, in the case of a tender option bond subject to a conditional demand feature, would include a determination that the security has received both the required short-term and long-term quality rating or is determined to be of comparable quality. In the event of a default of the Municipal Bond underlying a tender option bond, or the termination of the tender option agreement, the Money Market Fund would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the Fund would sell the security as soon as would be practicable.

     Each Fund will purchase tender option bonds only when the Manager is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Bonds and that payment of any tender fees will not have the effect of creating taxable income for such Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

Custodial Receipts. (Longer Term Funds only) Each Longer Term Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Bonds which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of Municipal Bonds deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying Municipal Bonds and generally is at a level comparable to that of a Municipal Bond of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. The aggregate interest paid with respect to the two classes will not exceed the interest paid by the underlying Municipal Bonds. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Bond of comparable quality and maturity, which would increase the volatility of the Fund’s net asset value. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Municipal Bonds having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.

Inverse Floaters. (Long Term Funds only) Each Longer Term Fund may invest in residual interest Municipal Bonds whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index (“inverse floaters”). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate Municipal Bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate Municipal Bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Investing in inverse floaters involves leveraging which may magnify the Fund’s gains or losses. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate Municipal Bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

Inverse floaters typically are derivative instruments created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The Fund may either participate in structuring an inverse floater or purchase an inverse floater in the secondary market. When structuring an inverse floater, the Fund will transfer to a trust fixed rate Municipal Bonds held in the Fund's portfolio. The trust then typically issues the inverse floaters and the variable rate demand notes that are collateralized by the cash flows of the fixed rate Municipal Bonds. In return for the transfer of the Municipal Bonds to the trust, the Fund receives the inverse floaters and cash associated with the sale of the notes from the trust. Historically, for accounting purposes the Fund has treated these transfers as sales of the Municipal Bonds (which yielded a gain or loss) and a purchase of the inverse floaters. However, as a result of recent changes in the Fund's accounting treatment of these transactions, the Fund now treats these transfers as part of a secured borrowing or financing transaction (not a sale), and the interest payments and related expenses due on the notes issued by the trusts and sold to third parties as liabilities of the Fund. The financial statements of the Fund have been restated for certain periods to reflect these changes. These changes did not impact the net asset value, total return or net investment income of the Fund. Inverse floaters purchased in the secondary market are treated as the purchase of a security and not as a secured borrowing or financing transaction.

Zero Coupon, Pay-In-Kind and Step-Up Municipal Bonds. (Longer Term Funds only) Each

Longer Term Fund may invest in zero coupon securities, which are Municipal Bonds issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date; pay-in-kind bonds, which are Municipal Bonds that generally pay interest through the issuance of additional bonds; and step-up coupon bonds, which are Municipal Bonds that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. For zero-coupon securities, the amount of any discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of Municipal Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of Municipal Bonds that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike Municipal Bonds which pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment or maturity date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.

Ratings of Municipal Bonds. (All Funds) Each Longer Term Fund will invest at least 80% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated no lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch” and, together with Moody’s and S&P, the “Rating Agencies”). Each Longer Term Fund may invest up to 20% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated lower than Baa by Moody’s and BBB by S&P and Fitch and as low as the lowest rating assigned by the Rating Agencies, but it currently is the intention of each Longer Term Fund that this portion of the Fund’s portfolio be invested primarily in Municipal Bonds rated no lower than Baa by Moody’s or BBB by S&P or Fitch. Municipal Bonds rated BBB by S&P and Fitch are regarded as having adequate capacity to pay principal and interest, while those rated Baa by Moody’s are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics. Each Longer Term Fund may invest in short-term Municipal Bonds which are rated in the two highest rating categories by a Rating Agency. Each Longer Term Fund also may invest in securities which, while not rated, are determined by the Manager to be of comparable quality to the rated securities in which the Fund may invest; for purposes of the 80% requirement described in this paragraph, such unrated securities will be considered to have the rating so determined.

     The Money Market Fund may invest only in those Municipal Bonds which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund’s Board.

The average distribution of investments (at value) in Municipal Bonds (including notes) by ratings for the fiscal year ended May 31, 2007, computed on a monthly basis, for each Fund was as follows:

						Percentage of Value

					Money	Intermediate
Fitch	or	Moody’s	or	S&P	Market Fund	Bond Fund	Bond Fund

AAA		Aaa		AAA	2.8%	46.6%	68.5%
AA		Aa		AA	N/A	28.2%	20.2%
A		A		A	N/A	9.7%	3.6%
BBB		Baa		BBB	N/A	9.4%	2.5%
BB		Ba		BB	N/A	2.9%	0.5%
B		B		B	-	2.1%	1.2%
F-1		VMIG1/MIG1,P-1		SP-1,A-1	73.6%	0.5%*	1.3%
Not Rated		Not Rated		Not Rated	23.6%**	0.6%***	2.2%****

					100.0%	100.0%	100.0%

*	Includes notes rated within the highest grades by Moody’s, S&P or Fitch, which, together with Municipal Bonds rated Baa/BBB, are taken into account at the time of purchase to ensure that the portfolio of each Longer Term Fund meets the 80% minimum quality standard discussed above.
**	Those securities which are not rated have been determined by the Manager to be of comparable quality to securities rated MIG1.
***	Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa/BBB (0.4%) and F-1/MIG1/SP-1 (0.2%).
****	Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the following rating categories: A (1.0%) and Baa/BBB (1.0%).

     If, subsequent to being purchased by the Money Market Fund, (a) an issue of rated Municipal Bonds ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), or the Money Market Fund’s Board determines that it is no longer of comparable quality; or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization’s second highest rating category, the Money Market Fund’s Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders, provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund’s Board is subsequently notified of the Manager’s actions.

     Subsequent to its purchase by a Longer Term Fund, an issue of rated Municipal Bonds may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require the sale of such Municipal Bonds by a Longer Term Fund, but the Manager will consider such event in determining whether the Fund should continue to hold the Municipal Bonds.

     To the extent the ratings given by a Rating Agency may change as a result of changes in such organization or its rating system, the Funds will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

Investment Companies. (Longer Term Funds only) Each Longer Term Fund may invest in securities issued by other investment companies. Under the 1940 Act, a Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. Each Longer Term Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above. See “Lending Portfolio Securities.”

Illiquid Securities. (All Funds) Each Longer Term Fund may invest up to 15% and the Money Market Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective. Such securities may include securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

     Taxable Investments. (All Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund’s net assets) or for temporary defensive purposes, a Fund may invest in taxable short-term investments (“Taxable Investments”) consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody’s, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers’ acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by a Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See “Dividends, Distributions and Taxes.” Except for temporary defensive purposes, at no time will more than 20% of the value of a Fund’s net assets be invested in Taxable Investments and Municipal Bonds the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Money Market Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with Rule 2a-7 under the 1940 Act relating to purchases of taxable instruments. When a Fund has adopted a temporary defensive position, including when acceptable New York Municipal Bonds are unavailable for investment by the Fund, in excess of 20% of its net assets may be invested in securities that are not exempt from New York State and New York City income taxes. Under normal market conditions, each Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

Investment Techniques

The following information supplements (except as noted) and should be read in conjunction with the Prospectus. A Fund’s use of certain of the investment techniques described below may give rise to taxable income.

Borrowing Money. (All Funds) Each Longer Term Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Longer Term Fund currently intends to, and the Money Market Fund may, borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of a Fund’s total assets, the Fund will not make any additional investments.

     Lending Portfolio Securities. (Longer Term Funds only) Each Longer Term Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

     Derivative Products. (Money Market Fund) The Money Market Fund may purchase various derivative products whose value is tied to underlying Municipal Bonds. The Money Market Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of

Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The principal types of derivative products are described below.

     (1) Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Bond in the proportion that the Fund‘s participation interest bears to the total principal amount of the Municipal Bond. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

     (2) Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Bond at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

     (3) Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Bond deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class’s interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

     (4) Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Money Market Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

     Derivatives. (Longer Term Funds only) Each Longer Term Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market and interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would. Examples of derivative instruments the Longer Term Funds may use include options contracts, futures contracts, options on futures contracts and swap transactions. Each Longer Term Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.

     If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Some derivatives the Fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the SEC, the Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of futures contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a futures contract at the time of valuation) while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, the Fund may employ leverage to a greater extent that if the Fund were required to segregate assets equal to the full notional value of such contracts.

     Neither Longer Term Fund will be a commodity pool. Each Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that the Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions--In General. (Longer Term Funds only) A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. The Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, securities, and security indexes.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

Each Longer Term Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund’s net assets. Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures and options with respect thereto by each of these Funds also is subject to the Manager’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Specific Futures Transactions. Each Longer Term Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Swap Transactions. Each Longer Term Fund may engage in swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors to mitigate risk, manage duration and reduce portfolio turnover. Swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, may be individually negotiated and include exposure to a variety of different interest rates. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based upon an agreed upon principal amount (referred to as the “notional principal amount”). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Swap agreements can take many forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Municipal Bond or U.S. Treasury security. At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index. An interest rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

     The Fund will set aside cash or permissible liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or permissible liquid assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.

The most important factor in the performance of a swap agreement is the change in the specific interest rate or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement called for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

The Fund will enter into swaps, interest rate locks, caps, collars and floors only with banks and recognized securities dealers believed by the Manager to present minimal credit risks.

If there were a default by the other party to such transaction, the Fund would have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The Fund will enter into swap transactions only when the Manager believes it would be in the best interests of the Fund’s shareholders to do so. Depending on the circumstances, gains from a swap transaction can be treated either as taxable ordinary income or as short- or long-term capital gains.

Options--In General. (Longer Term Funds only) Each Longer Term Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise cover the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. Each Longer Term Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular security.

The Funds may purchase cash-settled options on interest rate swaps in pursuit of its investment objectives. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange floating-rate payments for fixed-rate payments) denominated in U.S. dollars. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Successful use of options by these Funds will be subject to the Manager’s ability to predict correctly movements in interest rates. To the extent the Manager’s predictions are incorrect, the Funds may incur losses.

     Future Developments. (Longer Term Funds only) Each Longer Term Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, appropriate disclosure will be provided in the Funds’ Prospectus or this Statement of Additional Information.

     Stand-By Commitments. (All Funds) Each Fund may acquire “stand-by commitments” with respect to Municipal Bonds held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. Each Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Each Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security’s yield to investors. Gains realized in connection with stand-by commitments will be taxable. The Longer Term Funds also may acquire call options on specific Municipal Bonds.

A Longer Term Fund generally would purchase these call options to protect the Fund from the issuer of the related Municipal Bond redeeming, or other holder of the call option from calling away, the Municipal Bond before maturity. The sale by a Longer Term Fund of a call option that it owns on a specific Municipal Bond could result in the receipt of taxable income by the Fund.

     Forward Commitments. (All Funds) Each Fund may purchase or sell Municipal Bonds and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

     Municipal Bonds and other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

Certain Investment Considerations and Risks

General. (Money Market Fund only) The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

(All Funds) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by a Longer Term Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a Longer Term Fund portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. The Money Market Fund seeks to maintain a stable $1.00 share price, while the net asset value of each Longer Term Fund generally will not be stable and should fluctuate based upon changes in the value of its respective portfolio securities. Securities in which the Longer Term Funds invest may earn a higher level of current income than certain shorter-term or higher quality securities which generally have greater liquidity, less market risk and less fluctuation in market value.

Investing in Municipal Bonds. (All Funds) Each Fund may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, each Fund may be subject to greater risk as compared to a comparable fund that does not follow this practice.

Certain provisions in the Internal Revenue Code of 1986, as amended (the “Code”), relating to the issuance of Municipal Bonds may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in a Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by a Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund’s structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Bond as taxable, the Funds would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

     Investing in New York Municipal Bonds. (All Funds) Since each Fund is concentrated in securities issued by New York or entities within New York, an investment in a Fund may involve greater risk than investments in certain other types of municipal funds. You should consider carefully the special risks inherent in the Funds’ investment in New York Municipal Bonds. You should review the information in “Appendix A,” which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Bonds.

     Lower Rated Bonds. (Longer Term Funds only) Each Longer Term Fund may invest up to 20% of the value of its net assets in higher yielding (and, therefore, higher risk) debt securities rated below investment grade by the Rating Agencies (commonly known as “high yield” or “junk” bonds). They may be subject to greater risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated municipal securities. See “Appendix B” for a general description of the Rating Agencies’ ratings of municipal securities. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. Each Fund will rely on the Manager’s judgment, analysis and experience in evaluating the creditworthiness of an issuer.

     The market values of many of these bonds tend to be more sensitive to economic conditions than are higher rated securities. These bonds generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

     Because there is no established retail secondary market for many of these securities, each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Fund’s ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable objective data may be available.

     These bonds may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon which would increase the incidence of default of such securities. It is likely that any economic recession also would disrupt severely the market for such securities and have an adverse impact on their value.

     Each of these Funds may acquire these bonds during an initial offering. Such securities may involve special risks because they are new issues. Neither Fund has any arrangements with any person concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

     The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up securities. In addition to the risks associated with the credit rating of the issuers, the market price of these securities may be very volatile during the period no interest is paid.

Investment Restrictions

     Money Market Fund. The Fund’s investment objective and its policy to invest normally at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Bonds (or other instruments with similar economic characteristics) are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund’s Board members at any time. The Money Market Fund may not:

1.	Purchase securities other than Municipal Bonds and Taxable Investments as those terms are defined above and in the Prospectus.

2.	Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund’s total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings of the Money Market Fund exceed 5% of the value of the Money Market Fund’s total assets, it will not make any additional investments.

3.	Sell securities short or purchase securities on margin.

4.	Underwrite the securities of other issuers, except that the Money Market Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

5.	Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein.

6.	Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Prospectus.

7.	Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

8.	Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control.

9.	Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

10.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

11.	Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested.

     Intermediate Bond Fund and Bond Fund. Each Longer Term Fund’s investment objective and its policy to invest normally at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Bonds (or other instruments with similar economic characteristics) are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, each of these Funds has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed, as to a Fund, by vote of a majority of the Fund’s Board members at any time. Neither Longer Term Fund may:

1.	Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2.	Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

3.	Purchase or sell real estate, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein, or prevent the Fund from purchasing and selling options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

4.	Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

5.	Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements; however, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund’s Board.

6.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in Investment Restrictions numbered 2, 3 and 10 may be deemed to give rise to a senior security.

7.	Sell securities short or purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

8.	Purchase securities other than Municipal Bonds and Taxable Investments and those arising out of transactions in futures and options or as otherwise provided in the Prospectus.

9.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

10.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, futures contracts, including those related to indices, and options on futures contracts or indices.

11.	Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid (which securities could include participation interests (including municipal lease/purchase agreements) that are not subject to the demand feature described in the Prospectus, and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature as described in the Prospectus on less than seven days’ notice and as to which there is no secondary market), if, in the aggregate, more than 15% of its net assets would be so invested.

12.	Invest in companies for the purpose of exercising control.

     All Funds. For purposes of Investment Restriction No. 7 with respect to the Money Market Fund, and Investment Restriction No. 1 with respect to the Longer Term Funds, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.”

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 2 for the Longer Term Funds, however, if borrowings exceed 33-1/3% of the value of the Fund’s total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE FUNDS

Each Fund’s Board is responsible for the management and supervision of the Fund and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian

Board Members of the Funds1

Board members of each Fund, together with information as to their position with the Funds, principal occupation and other board memberships and affiliations, are shown below.

[1] None of the Board members are “interested persons” of the Funds, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with Funds (Since)	During Past 5 Years		Other Board Memberships and Affiliations

Joseph S. DiMartino (63)	Corporate Director and Trustee		The Muscular Dystrophy Association, Director
Chairman of the Board (1995)			Century Business Services, Inc., a provider of
outsourcing functions for small and medium size
companies, Director
The Newark Group, a provider of a national market
of paper recovery facilities, paperboard mills and
paperboard converting plants, Director
Sunair Service Corporation, a provider of certain
outdoor-related services to home and businesses,
Director
Ivory Investment Management, L.P., a registered
investment adviser to three private funds, Senior
Adviser

David W. Burke (71)	Corporate Director and Trustee		John F. Kennedy Library Foundation, Director
Board Member (1994)

William Hodding Carter III (72)	Professor of Leadership & Public		The Century Foundation, Emeritus Director
Board Member (2006)	Policy, University of North
Carolina, Chapel Hill (January 1,
2006 – present)
President and Chief Executive Officer
of the John S. and James L. Knight
Foundation (February 1, 1998 –
February 1, 2006)

Gordon J. Davis (65)	Partner in the law firm of LeBoeuf,		Consolidated Edison, Inc., a utility company,
Board Member (1995)	Lamb, Greene & MacRae LLP		Director
	President, Lincoln Center for the		Phoenix Companies, Inc., a life insurance company,
	Performing Arts, Inc. (2001)		Director
Board Member/Trustee for several not-for-
profit groups

Name (Age)	Principal Occupation
Position with Funds (Since)	During Past 5 Years		Other Board Memberships and Affiliations

Joni Evans (64)	Principal, Joni Evans Ltd.		None
Board Member (1987)	Senior Vice President of the William
Morris Agency (2005)

Ehud Houminer (66)	Executive-in-Residence at the		Avnet Inc., an electronics distribution, Director
Board Member (2006)	Columbia	Business School,	International Advisory Board to the MBA Program
	Columbia	University	School of Management, Ben Gurion University,
Chairman

Richard C. Leone (67)	President of The Century Foundation	The American Prospect, Director
Board Member (2006)	(formerly, The Twentieth Century	Center for American Progress, Director
Fund, Inc.), a tax exempt research
foundation engaged in the study of
economic, foreign policy and
domestic issues

Hans C. Mautner (69)	President-International Division and	Capital and Regional PLC, a British co-investing
Board Member (2006)	an Advisory Director of Simon	real estate asset manager, Director
	Property Group, a real estate	Member –Board of Managers of:
	investment company, (1998 –	Mezzacappa Long/Short Fund LLC
	present)	Mezzacappa Partners LLC
Director and Vice Chairman of Simon
Property Group (1998-2003)
Chairman and Chief Executive
Officer of Simon Global Limited
(1999 – present)

Robin A. Melvin (44)	Director, Boisi Family Foundation, a	None
Board Member (2006)	private family foundation that
supports youth-serving
organizations that promote the self
sufficiency of youth from
disadvantaged circumstances

Burton N. Wallack (56)	President and Co-owner of Wallack	None
Board Member (1991)	Management Company, a real
estate management company

John E. Zuccotti (70)	Chairman of Brookfield Financial	Emigrant Savings Bank, Director
Board Member (2006)	Properties, Inc.	Wellpoint, Inc., Director
	Senior Counsel of Weil, Gotshal &	Visiting Nurse Service of New York, Director
	Manges, LLP	Columbia University, Trustee
	Chairman of the Real Estate Board of	Doris Duke Charitable Foundation, Trustee
New York

Board members are elected to serve for an indefinite term. Each Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the Fund, as defined in the 1940 Act. The function of the respective Fund’s audit committee is (i) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. Each Fund’s nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders.

The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the relevant Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. Each Longer Term Fund has a standing pricing committee comprised of any one Board member. The Money Market Fund has a standing evaluation committee comprised of any one Board member. The function of the pricing and evaluation committees is to assist in valuing the Fund’s investments. Each Fund’s audit committee met four times and the nominating and compensation committees each met once during the fiscal year ended May 31, 2007. The pricing and evaluation committees did not meet during the last fiscal year.

The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2006.

Aggregate Holding of Funds
	Money Market	Intermediate	Bond	in the Dreyfus Family of Funds for
Name of Board Member	Fund	Bond Fund	Fund	which Responsible as a Board Member
Joseph S. DiMartino	None	None	None	Over $100,000
David W. Burke	None	None	None	Over $100,000
William Hodding Carter III	None	None	None	None
Gordon J. Davis	None	None	None	$10,001-$50,000
Joni Evans	None	None	None	$10,001-$50,000
Ehud Houminer	None	None	None	Over $100,000
Richard C. Leone	None	None	None	Over $100,000
Hans C. Mautner	None	None	None	Over $100,000
Robin A. Melvin	None	None	None	Over $100,000
Burton N. Wallack	None	None	None	None
John E. Zuccotti	None	None	None	Over $100,000

     As of December 31, 2006, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Effective January 1, 2007, each Fund currently pays its Board members its allocated portion of an annual retainer of $50,000 and a fee of $6,500 per meeting (with a minimum of $500 per telephone meeting) attended for each Fund and 17 other funds (comprised of 28 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses.

Prior to January 1, 2007, each Fund paid its Board members an annual retainer of $30,000 and a fee of $4,000 per meeting (with a minimum of $500 per telephone meeting) attended. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members receive an annual retainer and a per meeting attended fee of one-half the amount payable to them as Board members. The aggregate amount of compensation paid to each Board member by each Fund for the fiscal year ended May 31, 2007, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) for the year ended December 31, 2006, was as follows:

				Total Compensation
				From the Funds and
Name of Board Member				Fund Complex Paid to
	Aggregate Compensation From the Fund*			Board Member (**)

	Money Market Fund	Intermediate Bond
		Fund	Bond Fund

Joseph S. DiMartino	$2,156	$2,559	$11,227	$857,400	(193)
David W. Burke	$1,724	$2,047	$8,985	$285,500	(83)
William Hodding Carter III†	$810	$953	$4,335	$ 51,000	(30)
Gordon J. Davis	$1,724	$2,047	$8,985	$102,500	(39)
Joni Evans	$1,724	$2,047	$8,985	$ 51,500	(30)
Arnold S. Hiatt+	$1,610	$1,912	$8,371	$ 47,500	(30)
Ehud Houminer†	$810	$953	$4,335	$143,250	(79)
Richard C. Leone†	$696	$818	$3,721	$ 47,000	(30)
Hans C. Mautner†	$696	$818	$3,721	$ 48,000	(30)
Robin A. Melvin†	$696	$818	$3,721	$ 52,000	(30)
Burton N. Wallack	$1,724	$2,047	$8,985	$ 51,500	(30)
John E. Zuccotti†	$810	$953	$4,335	$ 51,500	(30)

*	Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed Board members for attending Board meetings, which in the aggregate amounted to $2,974, $921 and $12,353 for the Money Market Fund, Intermediate Bond Fund and Bond Fund, respectively.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board member serves.

+ Emeritus Board member since May 26, 2007.

  Ms. Melvin and Messrs. Carter, Houmier, Leone, and Zuccotti were elected Board members of the Company effective November 6, 2006. Accordingly, they received no compensation from the Company for periods prior thereto.

Officers of the Funds

J. DAVID OFFICER, President since December 2006. Chief Operating Officer, Vice Chairman and a Director of the Manager, and an officer of 82 investment companies (comprised of 164 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 82 investment companies (comprised of 164 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Associate General Counsel and Assistant Secretary of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 83 investment companies

(comprised of 181 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

ROBERT SALVIOLO, Assistant Treasurer since July 1007. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 83 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 79 investment companies (comprised of 177 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (83 investment companies, comprised of 181 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.

     Each Fund’s Board members and officers, as a group, owned less than 1% of such Fund’s shares outstanding as of September 7, 2007.

The following shareholder is known by the Intermediate Bond Fund to own of record 5% or more of the Intermediate Bond Fund’s shares of beneficial interest outstanding on September 7, 2007: Charles Schwab & Co. Inc., Reinvest Account, 101 Montgomery Street, San Francisco, CA 94104-4151 (8.3893%) .

The following shareholder is known by the Money Market Fund to own of record 5% or more of the Money Market Fund’s shares of beneficial interest outstanding on September 7, 2007: Pershing, Cash Mgmt Services, One Pershing Plaza, Harborside III, 6th Floor, Jersey City, NJ 07399-0001 (15.5482%) and Larry A. Wohl, 860 Park Ave., New York, NY 10021-1831 (10.0732%) .

MANAGEMENT ARRANGEMENTS

     The Manager is a wholly-owned subsidiary of The Bank of New York Mellon Corporation (" BNY Mellon"), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services through a worldwide client-focused team.

     The Manager provides management services pursuant to separate Management Agreements (respectively, the “Agreement”) between each Fund and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Fund’s Board, or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance of the Agreement also is approved by a majority of such Fund’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or of the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days’ notice, by the Fund’s Board or by vote of the holders of a majority of its shares, or, upon not less than 90 days’ notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of the Manager: Jonathan Little, Chair of the Board; Thomas F. Eggers, President, Chief Executive Officer and a director; Jonathan Baum, Vice Chair – Distribution and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Jill Gill, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Ronald P. O’Hanley III, director.

     The Fund, the Manager and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or help by the Fund. The Manager’s Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of BNY Mellon’s Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager’s own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers (“Selected Dealers”) and other industry professionals (collectively, “Service Agents”) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Expenses. All expenses incurred in the operation of a Fund are borne by that Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund’s existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders’ reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and distribution to existing shareholders, and any extraordinary expenses. Pursuant to the Service Plan of the Intermediate Bond Fund, the Fund bears expenses for advertising, marketing and distributing the Fund’s shares and servicing shareholder accounts. Pursuant to separate Shareholder Services Plans, the Money Market Fund and Bond Fund each bear certain allocated expenses for shareholder servicing. See “Service Plan and Shareholder Services Plans.”

As compensation for the Manager’s services, the Money Market Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of the Fund’s average daily net assets. As compensation for the Manager’s services, each Longer Term Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.60% of the value of its average daily net assets. All fees and expenses for each Fund are accrued daily and deducted before the declaration of dividends to investors. For the last three fiscal years of the Funds, the management fees payable by each Fund, the amounts waived by the Manager and the net fees paid by the Fund were as follows:

	Management Fee Payable				Reduction in Fee			Net Fee Paid
Name of Fund	2005	2006	2007	2005	2006	2007	2005	2006	2007
Money Market Fund	$1,349,064	$1,285,006	$1,212,188	N/A	N/A	N/A	$1,349,064	$1,285,006	$1,212,188
Intermediate Bond Fund	$2,009,315	$1,894,251	$1,711,424	$253,528	N/A	N/A	$1,755,787	$1,894,251	$1,711,424
Bond Fund	$7,782,190	$7,595,672	$7,469,503	$658,432	$872,575	N/A	$7,123,758	$6,723,097	$7,469,503

     The Manager has agreed that if in any fiscal year the aggregate expenses of a Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1½% of the value of such Fund’s average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, the excess expense. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager by a Fund is not subject to reduction as the value of the Fund’s net assets increase.

     Portfolio Managers. The Manager manages each Fund’s portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund’s Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by its Board to execute purchases and sales of securities. Each Fund’s portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Bill Vasiliou, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

Portfolio Manager Compensation. (Longer Term Funds only) Portfolio manager compensation is comprised primarily of a market-based salary and an incentive compensation plan. Each Fund’s portfolio managers are compensated by Dreyfus or its affiliates and not by the Fund. The incentive compensation plan is comprised of three components: Fund performance (approximately 60%), individual qualitative performance (approximately 20%) and Dreyfus financial performance as measured by Dreyfus’ pre-tax net income (approximately 20%). Up to 10% of the incentive plan compensation may be paid in BNY Mellon restricted stock.

Portfolio performance is measured by a combination of yield (35%) and total return (65%) relative to the appropriate Lipper peer group. 1-year performance in each category is weighted at 40% and 3-year performance at 60%. The portfolio manager’s performance is measured on either a straight average (each account weighted equally) or a combination of straight average and asset-weighted average. Generally, if the asset-weighted average is higher, then that is used to measure performance. If the straight average is higher, then typically an average of the two is used to measure performance.

     Individual qualitative performance is based on Dreyfus’ Chief Investment Officer’s evaluation of the portfolio manager’s performance based on any combination of the following: marketing contributions; new product development; performance on special assignments; people development; methodology enhancements; fund growth/gain in market; and support to colleagues. The Chief Investment Officer may consider additional factors at his discretion.

Portfolio managers are also eligible for Dreyfus’ Long Term Incentive Plan. Under that plan, cash and/or BNY Mellon restricted stock is awarded at the discretion of the Chief Investment Officer based on individual performance and contributions to the Investment Management Department and the BNY Mellon organization.

Additional Information About Portfolio Managers. The following table lists the number and types of other accounts advised by the respective Longer Term Fund’s primary portfolio manager and assets under management in those accounts as of the end of the Fund’s fiscal year:

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Monica S. Wieboldt	7	$1.6 Billion	None	$0	None	$0

Joseph P. Darcy	5	$4.7 Billion	None	$0	None	$0

None of the funds or accounts are subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by the primary portfolio manager are as follows as of the end of the Fund’s fiscal year:

Dollar Range of Fund Shares
Portfolio Manager	Fund Name	Beneficially Owned

Monica S. Wieboldt	Dreyfus New York Tax Exempt	None
Intermediate Bond Fund

Joseph P. Darcy	Dreyfus New York Tax Exempt Bond	None
Fund, Inc.

     Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

     Potential conflicts of interest may arise because of Dreyfus’ management of the Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting Dreyfus’ fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as each Fund’s distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds, Mellon Funds Trust and the Mellon Institutional Funds. Before June 30, 2007, the Distributor was know as “Dreyfus Service Corporation.”

The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any 12b-1 fees and/or shareholder services fees or other expenses paid by a Fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from Manager’s or the Distributor’s own resources to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Funds to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds. From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is each Fund’s transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York (the “Custodian”), One Wall Street, New York, New York 10286, is each Fund’s custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a separate custody agreement with each Fund, the Custodian holds the Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund’s assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

General. Fund shares may be purchased through the Distributor or Service Agents that have entered into service agreements with the Distributor. Fund shares are sold without a sales charge. You may be charged a fee if you elect transactions in Fund shares through a Service Agent. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that any Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

Each Fund reserves the right to reject any purchase order. None of the Funds will establish an account for a “foreign financial institution,” as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, future commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, future commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchange or money transmitter.

The minimum initial investment in each Fund is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of a Fund’s Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Shares of each Fund are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of a Fund’s Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. Each Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under “Shareholder Services.” These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds’ Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard. As discussed under “Management Arrangements – Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Funds instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

Shares of the Money Market Fund are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested.

The Money Market Fund’s net asset value per share is determined as of 12:00 Noon, Eastern time, on each day that the New York Stock Exchange is open for regular business. Net asset value per share is computed by dividing the value of the Money Market Fund’s net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See “Determination of Net Asset Value.”

If your payments into the Money Market Fund are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00

Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

Qualified institutions may place telephone orders for the purchase of Money Market Fund shares. These orders will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day if the telephone order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day.

Shares of each Longer Term Fund are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Each Longer Term Fund’s net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for regular business. For purposes of computing net asset value per share of each Longer Term Fund, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. For information regarding the methods employed in valuing Fund investments, see “Determination of Net Asset Value.”

     Using Federal Funds. (Money Market Fund only) The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a Selected Dealer and your order to purchase Fund shares is paid for other than in Federal Funds, the Selected Dealer, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. An order for the purchase of Fund shares placed by you with sufficient Federal Funds or cash balance in your brokerage account with a Selected Dealer will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

Dreyfus TeleTransfer Privilege. (All Funds) You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for regular business), Fund shares will be purchased at the share price determined on the next business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “How to Redeem Shares--Dreyfus TeleTransfer Privilege.”

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SERVICE PLAN AND SHAREHOLDER SERVICES PLANS

     The Intermediate Bond Fund has adopted a Service Plan pursuant to Rule 12b-1 under 1940 Act and the Money Market Fund and Bond Fund have adopted separate Shareholder Services Plans.

     Service Plan. (Intermediate Bond Fund only) Rule l2b-1 (the “Rule”) adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Effective December 1, 2005, the Fund’s Board amended its previously adopted plan (the “Service Plan”). Under the current Service Plan, the Fund reimburses the Distributor for distributing the Fund’s shares, servicing shareholder accounts (“Servicing”), and advertising and marketing relating to the Fund, at an amount not to exceed an aggregate annual rate of 0.25% of the value of the Fund’s average daily net assets. Prior to December 1, 2005, the Service Plan provided for compensation payments from the Fund to the Distributor to be made at the aggregate annual rate of 0.25% of the value of the Fund’s average daily net assets. The Fund’s Board believes that there is a reasonable likelihood that the Service Plan adopted will benefit the Fund and its shareholders. The Distributor may pay one or more Service Agents a fee in respect of Fund shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amount, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. The fees payable under the Service Plan are payable without regard to actual expenses incurred.

     The Fund also bears the costs of preparing and printing prospectuses and statements of additional information used for regulatory purposes and for distribution to existing shareholders. Under the Service Plan, the Fund bears (a) the costs of preparing, printing and distributing prospectuses and statements of additional information used for other purposes, and (b) the costs associated with implementing and operating the Service Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the Fund the greater of $100,000 or .005 of 1% of the value of its average daily net assets for such fiscal year.

     A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Fund’s Board for its review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Service Plan without shareholder approval and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan and the related service agreements are subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Service Plan. The Service Plan is terminable at any time by vote of a majority of the Fund’s Board members who are not “interested persons” and have no direct or indirect financial interest in the operation of the Service Plan or in any of the related service agreements or by vote of the holders of a majority of such Fund’s shares. Any service agreement is terminable without penalty, at any time, by such vote of the Board members or upon 15 days’ notice by either party to such service agreement. A service agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     For the fiscal year ended May 31, 2007, the Intermediate Bond Fund paid $315,409 pursuant to the Plan, of which (a) $314,150 was paid to the Distributor for payments made to Service Agents for distributing Fund shares and for Servicing, and (b) $1,259 was paid for printing the Fund’s prospectus and statement of additional information, as well as implementing and operating the Service Plan. These amounts reflect the changes made to the Service Plan that became effective on December 1, 2005.

     Shareholder Services Plans. (Money Market Fund and Bond Fund only) Each of these Funds has adopted a separate Shareholder Services Plan, pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund’s average daily net assets for certain allocated expenses for the provision of certain services to such Fund’s shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the respective Fund’s Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not “interested persons” and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

     For the fiscal year ended May 31, 2007, the Money Market Fund paid the Distributor $184,602, and the Bond Fund paid the Distributor $663,940, pursuant to the Fund’s Shareholder Services Plan.

HOW TO REDEEM SHARES

     General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset BuilderR and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds (or delay the redemption of such shares in the case of the Money Market Fund) for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset BuilderR order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     Redemption Fee. (Longer Term Funds only) The Intermediate Bond Fund and Bond Fund will deduct a redemption fee equal to 1% and 0.10%, respectively, of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 30 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund. For the fiscal year ended May 31, 2007, the Bond Fund retained $174 and the Intermediate Bond Fund retained $3 in redemption fees.

     Subject to the exceptions described in the Prospectus, shares purchased on or after March 1, 2007, and held for less than the holding period specified in the Fund’s Prospectus, will be subject to the Fund’s redemption fee, whether held directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the Fund.

The redemption fee will be charged and retained by the Fund on shares sold before the end of the required holding period. The Fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective. For example, the holding period for shares purchased on April 10 (trade date) begins on April 11 and ends 29 days later on May 9. Thus, if you redeemed these shares on May 9, you would be assessed the fee, but you would not be assessed the fee if you redeemed on or after May 10.

The redemption fee generally is collected by deduction from the redemption proceeds, but may be imposed by billing you if the fee is not imposed as part of the redemption transaction.

The Fund may postpone the effective date of the assessment of the redemption fee on the underlying shareholder accounts within an omnibus account if an intermediary is unable to collect the Fund’s redemption fee.

The Fund may impose the redemption fee at the plan level for employee benefit plans that hold shares on behalf of a limited number of employees. Plan sponsors of such benefit plans that opt to impose redemption fees at the employee account level, rather than the plan level, must enter into agreements with Dreyfus that obligate the sponsor to collect and remit redemption fees at the employee level and to provide to the Fund, at its request, shareholder identity and transaction information.

     The Prospectus contains information on transactions for which the redemption fee is waived. The Fund reserves the right to exempt additional transactions from the fee.

     Checkwriting Privilege. (All Funds) Each Fund provides redemption checks (“Checks”) to investors automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable “No” box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. Potential fluctuations in the net asset value of a Longer Term Fund’s shares should be considered in determining the amount of any Check drawn on an account in a Longer Term Fund. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of full or fractional shares in the investor’s account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

The Checkwriting Privilege will be terminated immediately, without notice, with respect to any Longer Term Fund account which is, or becomes, subject to backup withholding on redemptions. Any Check written on a Longer Term Fund account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

Wire Redemption Privilege. (All Funds) By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Money Market Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to Noon on such day; otherwise the Money Market Fund will initiate payment on the next business day. The Longer Term Funds ordinarily will initiate payment for shares redeemed pursuant to this privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or the Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Share Certificates; Signatures.”

Dreyfus TeleTransfer Privilege. (All Funds) You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See “How to Buy Shares--Dreyfus TeleTransfer Privilege.”

Redemption Through a Selected Dealer. (Intermediate Bond Fund only) If you are a shareholder of the Intermediate Bond Fund and a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent by the close of trading on the floor of the New York Stock Exchange on a given day, the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

Share Certificates; Signatures. (All Funds) Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and “Signature-Guaranteed” must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment. (All Funds) Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, each Fund’s Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

Suspension of Redemptions. (All Funds) The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect a Fund’s shareholders.

SHAREHOLDER SERVICES

     Fund Exchanges. (All Funds) You may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC (“Founders”), an indirect subsidiary of the Manager, to the extent such shares are offered for sale in your state of residence. The Intermediate Bond Fund and Bond Fund will deduct a redemption fee equal to 1% and 0.10%, respectively, of the net asset value of Fund shares exchanged where the exchange is made less than 30 days after the issuance of such shares. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone and online is given to all Fund shareholders automatically, unless you check the applicable “No” box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     During times of drastic economic or market conditions, the Intermediate Bond Fund and Bond Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the Fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     Dreyfus Auto-Exchange Privilege. (All Funds) Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly, or annual basis), in exchange for shares of a Fund, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting www.dreyfus.com. Each Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time by a Fund upon notice to its shareholders.

     Dreyfus-Automatic Asset Builder®. (All Funds) Dreyfus-Automatic Asset Builder® permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Government Direct Deposit Privilege. (All Funds) Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans’, military or other payments from the U.S. Government automatically deposited into your Fund account.

Dreyfus Payroll Savings Plan. (All Funds) Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer’s payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Dreyfus Step Program. (All Funds) Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund’s minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll

Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). Each Fund may modify or terminate this Program at any time.

     Dreyfus Dividend Options. (All Funds) Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge (“CDSC”) and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     Automatic Withdrawal Plan. (All Funds) The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. (Money Market Fund only) The valuation of the Money Market Fund’s portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Fund’s Board has established, as a particular responsibility within the overall duty of care owed to the Fund’s investors, procedures reasonably designed to stabilize the Fund’s price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board, at such intervals as it deems appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service (the “Service”) approved by the Board. The Service values the Fund’s investments based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between the Fund’s net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

Valuation of Portfolio Securities. (Longer Term Funds only) The investments of each Longer Term Fund are valued each business day by the Service approved by such Fund’s Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations.

The Service’s procedures are reviewed under the general supervision of the relevant Fund’s Board. If valuations for investments (received from the Service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the Fund may value those investments at fair value as determined in accordance with the procedures approved by the Fund’s Board. Fair value of investments may be done by the Fund’s Board, its pricing committee or its valuation committee in good faith using such information deemed appropriate under the circumstances. The factors that may be considered in fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading of similar securities of the issuers or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent price and from prices used by other mutual funds to calculate their net asset values. As to each Fund, expenses and fees, including the management fees (reduced by the expense limitation, if any) and fees pursuant to the Service Plan or Shareholder Services Plan, as the case may be, are accrued daily and are taken into account for the purpose of determining the net asset value of such Fund’s shares.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year‘s Day, Martin Luther King Jr. Day, Presidents‘ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

PORTFOLIO TRANSACTIONS

General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the funds. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

Under the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts).

Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income. For the fiscal year ended May 31, 2007, the Intermediate Bond Fund's rate of portfolio turnover was 16.88% .

     To the extent that a fund invests in foreign securities, certain of a fund’s transactions in those securities may not benefit from the negotiated commission rates available to a fund for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between its accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     (Longer Term Funds only) Portfolio securities ordinarily are purchased from and sold to parties acting either as principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

(Money Market Fund only) All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to each fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     (All Funds) For the fiscal year ended May 31, 2007 each Fund paid $0 in brokerage commissions.

     Disclosure of Portfolio Holdings. (All Funds) It is the policy of each Fund to protect the confidentiality of the Fund’s portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. Each Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

If a Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. Each Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     Each Fund may also disclose any and all portfolio holdings information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract. These service providers include the Fund’s custodians, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of a Fund’s portfolio holdings may be authorized only by the Fund’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund’s Board.

DIVIDENDS, DISTRIBUTIONS AND TAXES

All Funds. Management believes that each Fund has qualified for treatment as a “regulated investment company” under the Code for the fiscal year ended May 31, 2007. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange is open for regular business. Earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day for the Money Market Fund and on the next business day for the Longer Term Funds. With respect to the Longer Term Funds, Fund shares begin earning income dividends on the day following the date of purchase. Dividends usually are paid on the last business day (calendar day in the case of the Money Market Fund) of each month, and automatically are reinvested in additional shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption. For the Longer Term Funds, distributions from net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of Federal tax exempt obligations, the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his or her shares.

     Tax-exempt interest attributable to certain private activity bonds is an item of tax preferences for purposes of the federal alternative minimum tax. The Money Market Fund currently does not invest in such securities. For the tax year ending December 31, 2007, exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the Money Market Fund ‘s tax exempt interest is attributable to those bonds.

     Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

Longer Term Funds Only. Any dividend or distribution paid shortly after an investor‘s purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of investment. Such a dividend or distribution would be a return of capital in an economic sense, although taxable as described in the Prospectus. In addition, the Code provides that if a shareholder holds Fund shares for six months or less and has received an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares will be disallowed to the extent of the exempt-interest dividend received.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. In addition, all or a portion of the gain realized from engaging in “conversion transactions” (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by the Fund from certain financial futures and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.

     Offsetting positions held by the Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may constitute “straddles.” To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Fund may constitute “mixed straddles.” The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

     Investment by the Funds in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, such as zero coupon, pay-in-kind or step-up securities, could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payment. For example, a Fund could be required to take into account annually a portion of the discount (or deemed discount) at which the securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

INFORMATION ABOUT THE FUNDS

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Each Fund share is of one class and has equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of the Bond Fund, or two-thirds, in the case of the Money Market Fund and Intermediate Bond Fund, of the Fund’s outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Money Market Fund and Intermediate Bond Fund are organized as unincorporated business trusts under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund in which they are shareholders. However, each Fund’s Agreement and Declaration of Trust (“Trust Agreement”) disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instruments entered into or executed by the Fund or a Trustee. The Trust

Agreement provides for indemnification from the Fund’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     The following information applies to theIntermediate Bond Fund and Bond Fund only. Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund’s performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund’s management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Fund will take reasonable steps to prevent excessive short-term trading deemed to be harmful to the fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

     Each Fund sends annual and semi-annual financial statements to all its respective shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of Fund shares being sold pursuant to the Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, have been selected to serve as the independent registered public accounting firm for each Fund.

APPENDIX A

RISK FACTORS—INVESTING IN NEW YORK MUNICIPAL BONDS

The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Economic and Demographic Trends

U.S. Economy. Consistent with the estimates contained in the 2007-08 Enacted Budget Financial Plan forecast, the national economy was substantially weakened during the first quarter of 2007 by falling business inventories and the continued decline in residential construction. Though DOB expects the housing market to continue to contract through early 2008, the overall economy is estimated to have rebounded during the second quarter, growing at approximately its long-term trend rate of about 3%. Economic growth in the 3% range is expected for the remainder of 2007. DOB currently projects growth of 2.2% for this year, slightly below the enacted budget forecast. A weaker rebound in inventory growth and less robust net export growth account for most of this revision.

Though job growth has weakened since last year, the national labor market remains healthy as expected. Nonagricultural employment added an average of 145,000 jobs during the first six months of 2007, compared to average gains of about 189,000 in 2006 and 212,000 in 2005. DOB continues to project a slight deceleration in job growth for the remainder of 2007, accompanied by a gradual rise in the unemployment rate over the course of this year. Personal income growth has been revised up slightly to 5.8% for 2007, due primarily to upward revisions to non-wage income. U.S. corporate profits have remained strong, particularly for those firms benefiting from strong global growth. Nevertheless, profits growth for 2007 is still expected to be far below its 2006 peak, with growth of 5.6% now expected for this year.

Volatility in both food and energy prices remains a threat to overall price stability. Rising global demand for energy, combined with political turmoil, has sent oil prices back up to levels near last year’s peak. Moreover, diversification into alternative fuels such as ethanol-based products is raising corn and other food prices. Thus, whereas global forces have traditionally been a source of downward pressure on domestic inflation, they have more recently been working in the opposite direction. Inflation of 2.6% is now projected for 2007, representing an upward revision from the Enacted Budget Financial Plan. Mounting inflation risks reinforce DOB’s view that the Federal Reserve will maintain its short-term interest rate target for the foreseeable future. Consistent with the Enacted Budget, the 10-year Treasury yield is expected to gradually rise over the course of the year.

DOB’s outlook for a quick return to long-term trend growth and a stable monetary policy stance through the end of 2007 remains unchanged from the Enacted Budget Financial Plan. However, there are a number of risks to the forecast. Persistently high energy and food prices, combined with a generally tight labor market, could serve to unanchor inflation expectations and result in even higher inflation than expected. That risk would be compounded by lower productivity growth than currently projected. Higher inflation, in turn, would likely induce the Federal Reserve to raise its short-term interest rate target, resulting in weaker profits and equity prices, further delays in the recovery of the housing market, and lower economic growth. Although DOB’s outlook assumes that the turbulence in the subprime mortgage market will remain reasonably well contained, increased interest rate volatility could increase the risks originating from that source. On the other hand, lower energy prices or stronger than anticipated global growth could result in stronger economic growth than expected.

State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

The State economy continues to expand at a pace consistent with current forecasts, and has entered its fourth year of expansion with State employment, personal income and wages all experiencing solid growth. Although the State's economic momentum peaked during the first half of 2005, recent above-trend national growth rates have helped to buttress the State economy, putting the State well on its way to a full recovery from the impact of the September 11th attacks, and reversing several years where the job base was in decline. With the continuing pickup in equity market activity, the securities industry has seen solid profit levels and related bonus growth.

In Fiscal Year 2007-08, the New York economy has continued to grow as anticipated in the Enacted Budget forecast. Total New York nonfarm employment is projected to grow 0.8% for 2007, a marginal improvement from the Enacted Budget, with private sector job growth now projected at 0.9% . In contrast to the decline in construction jobs expected for the nation as a whole, construction employment in New York is actually projected to grow above 2% in 2007 due largely to demand generated by large commercial and public works projects. DOB’s forecast for growth in State wages and salaries has been marginally lowered to 6.1% for 2007, due to a modest downward revision to bonus wages. However, growth in total New York personal income has been revised up to 5.9%, due to upward revisions in the non-wage components.

In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. The chief risk remains another attack targeted at New York City that could plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecasts. Higher energy prices and the continuing risk of inflation could cause the FRB to once again tighten interest rates, which could negatively affect financial markets and disproportionately affect the State's economy. In addition, the State's real estate market could decline more than anticipated, which could negatively affect household consumption and taxable capital gains realizations, rippling through the economy and affecting both employment and wages.

The City of New York. The fiscal demands on the State may be affected by the fiscal health of New York City (the "City"), which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.

Metropolitan Transportation Authority (the "MTA"). The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA depends on operating support from the State, local governments and the TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for Fiscal Year 2006-07 or thereafter.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Special Considerations

Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The State's financial plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

The Financial Plan also relies on estimates and assumptions concerning Federal aid, law changes, and audit activity. On May 21, 2007, the United States Supreme Court agreed to review the decision of the Court of Appeals of Kentucky in Davis v. Kentucky Dep’t of Revenue of the Finance and Admin. Cabinet, which held that the disparate state tax treatment of interest income on obligations issued by the State of Kentucky or its political subdivisions and obligations issued by other states or their political subdivisions violated the Commerce Clause of the United States Constitution. Currently, the vast majority of states employ a tax system that provides a preferential treatment that exempts the interest income earned on in-state municipal bonds from state taxation while subjecting the interest income earned on extraterritorially–issued bonds to state taxation.

If the Kentucky decision is affirmed by the United States Supreme Court, a state, including New York State, could be required to eliminate any disparity between the tax treatment of obligations issued by such state and its political subdivisions or instrumentalities and the tax treatment of obligations issued by other states and their respective political subdivisions or instrumentalities. The Supreme Court decision could result in an estimated potential impact of up to $200 million in claims for tax refunds arising out of income tax payments made in prior years. The preliminary estimate of the financial impact on the State of New York of discontinuing the practice of subjecting extraterritorially-issued municipal bonds to state income taxation is approximately $70 million of lost tax revenues annually.

State Finances

The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type. The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State. State Funds includes the General Fund and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

Recent Trends

Over the last four fiscal years, State finances have rebounded from the lingering effects of the September 11th terrorist attacks on the City and the national recession, weakness in the financial services sector and the use of non-recurring resources and reserves to support spending. The State ended each of the last four fiscal years with an increasing level of operating surplus in the General Fund.

State Funds spending increased from $64 billion in Fiscal Year 2004-05 to $69.7 billion in Fiscal Year 2005-06, an increase of $5.8 billion (9%). The General Fund portion of State Funds increased by $2.9 billion. Spending in State-supported special revenue funds for the Medicaid program increased by $607 million, reflecting in large part, the costs associated with the State takeover of certain Federally funded programs. State Funds spending increased from $69.7 billion in Fiscal Year 2005-06 to $77.3 billion in Fiscal Year 2006-07, an increase of $7.6 billion (11%). Excluding transfers to other funds, the General Fund portion of State Funds increased by $4.6 billion. Over the last three fiscal years, State Funds spending has grown by an average of 6.5% annually. In recent years, the State has financed between 35% and 38% of its operations outside of the General Fund.

All Funds spending totaled $104.3 billion in Fiscal Year 2005-06, $3.7 billion (3.6%) higher than in Fiscal Year 2004-05. The State Funds component of All Funds spending increased by $5.8 billion, which was partially offset by the Federal component of All Funds spending that declined by $2.1 billion (5.7%) from Fiscal Year 2004-05. Significant areas of Federal funding decline included World Trade Center costs and Medicaid, partially offset by increased Federal grants for school aid. All Funds spending totaled $112.8 billion in Fiscal Year 2006-07, $8.4 billion (8.1%) higher than in Fiscal Year 2005-06. The State funds component of All Funds spending increased by $7.6 billion and was complemented by the Federal component of All Funds spending which increased by $834 million (2.4%) from Fiscal Year 2005-06 levels.

Fiscal 2003-04 Year-End Results

DOB reported a Fiscal Year 2003-04 General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.9 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended Fiscal Year 2003-04 with a balance of $2.3 billion, which included dedicated balances of $794 million in the State's "rainy day" fund, $21 million in the Contingency Reserve Fund and $262 million in the Community Projects Fund. The closing fund balance also included $1.2 billion on deposit in the refund reserve account at the end of Fiscal Year 2003-04. Tax receipts increased by $451 million on an annual basis and miscellaneous receipts increased by $3.8 billion, due mainly to the State's securitization of tobacco settlement proceeds. Federal grants also increased by $645 million, reflecting extraordinary Federal aid. The largest growth in spending was attributable to the annual impact of payment deferrals and spending growth in welfare and Medicaid.

The State ended Fiscal Year 2003-04 with a State Funds cash balance of $2.6 billion. In addition to the $1.1 billion General Fund balance, the special revenue funds had a closing balance of $1.7 billion and the debt service funds had a closing balance of $175 million, partially offset by a negative balance in the capital projects funds of $336 million. State Funds receipts totaled $62.2 billion in Fiscal Year 2003-04, a decrease of $235 million from the prior estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes. Actual State Funds disbursements totaled $61.3 billion in Fiscal Year 2003-04, a decrease of $791 million from prior estimates. The variance was largely related to lower capital spending when projects were impacted by inclement weather and a delay in the start of the 2003 construction season.

The State ended Fiscal Year 2003-04 with an All Funds cash balance of $2.9 billion. In addition to the $2.6 billion State Funds balance, the Federal Funds had a closing balance of $321 million, which partly reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). All Funds receipts for Fiscal Year 2003-04 totaled $99 billion, a decrease of $75 million from previous estimates. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes and Federal grants. All Funds disbursements for Fiscal Year 2003-04 totaled $97.3 billion, a decrease of $977 million from previous estimates. The decline in State Funds spending of $791 million, combined with a decline in Federal Funds spending of $186 million, account for the variance.

Fiscal 2004-05 Year-End Results

DOB reported a Fiscal Year 2004-05 General Fund surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.9 billion, an increase of $939 million over Fiscal Year 2003-04. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended Fiscal Year 2004-05 with a balance of $2.5 billion, which included dedicated balances of $872 million in the State's "rainy day" fund, $21 million in the Contingency Reserve Fund and $325 million in the Community Projects Fund. The closing fund balance also included $1.3 billion on deposit in the refund reserve account at the end of Fiscal Year 2004-05, including $601 million in the new fiscal stability reserve fund. Tax receipts increased by nearly $4 billion on an annual basis. This growth was offset by an annual decline in miscellaneous receipts of nearly $3.5 billion, due mainly to the State's securitization of tobacco settlement proceeds in the prior fiscal year.

The State ended Fiscal Year 2004-05 with a State Funds cash balance of $3.2 billion. In addition to the $1.2 billion General Fund balance, the State's special reserve funds had a closing balance of $2 billion and the debt service funds had a closing balance of $184 million. State Funds receipts totaled $64.2 billion in Fiscal Year 2004-05, an increase of $2 billion over Fiscal Year 2003-04. In addition to the General Fund growth described above, tax receipts to other State funds also increased. State Funds disbursements totaled $64 billion in Fiscal Year 2004-05, an increase of $2.6 billion over Fiscal Year 2004-05. Medicaid, school aid, higher education and fringe benefits were the main sources of the spending growth.

The State ended Fiscal Year 2004-05 with an All Funds cash balance of $4.3 billion. Partially offsetting the $3.2 billion State Funds balance described above, the Federal Funds had a negative closing balance of $249 million. All Funds receipts for Fiscal Year 2004-05 totaled $100.7 billion, an increase of $1.6 billion over Fiscal Year 2003-04. Increased personal income tax collections, business tax and real estate transfer tax collections were partially offset by a decline in both miscellaneous receipts and Federal Grants. All Funds disbursements for Fiscal Year 2004-05 totaled $100.7 billion, an increase of $3.3 billion over Fiscal Year 2003-04. The annual change largely reflects growth in Medicaid, school aid, fringe benefits and debt service.

Fiscal 2005-06 Year-End Results

DOB reported a Fiscal Year 2005-06 General Fund surplus of $2 billion. Total receipts, including transfers from other funds, were $47.2 billion, an increase of $3.3 billion over the prior fiscal year. Disbursements, including transfers to other funds, totaled $46.5 billion, an increase of $2.9 billion from Fiscal Year 2004-05. The General Fund ended Fiscal Year 2005-06 with a balance of $3.3 billion, which included dedicated balances of $944 million in the State's "rainy day" fund, $21 million in the Contingency Reserve Fund and $251 million in the Community Projects Fund. The closing balance also included $2 billion in a spending stabilization reserve. Tax receipts increased by $3.8 billion and transfers increased by $743 million, while miscellaneous receipts decreased by $197 million, due primarily to the loss of various one-time receipts. The main sources of annual spending increases were Medicaid, school aid and fringe benefits.

The State ended Fiscal Year 2005-06 with a State Funds cash balance of $6.8 billion. In addition to the $3.3 billion General Fund balance, the State's special revenue funds had a closing balance of $3.7 billion and the debt service funds had a closing balance of $221 million. State Funds receipts totaled $71.7 billion for Fiscal Year 2005-06, an increase of $7.4 billion from the prior fiscal year. The annual growth in General Fund receipts combined with growth in other State taxes and miscellaneous receipts accounted for the change. State Funds disbursements totaled $69.7 billion in Fiscal Year 2005-06, an increase of $5.8 billion from Fiscal Year 2004-05.

The State ended Fiscal Year 2005-06 with an All Funds cash balance of $7.1 billion. In addition to the $6.8 billion State Funds balance described above, the Federal Funds had a closing balance of $249 million. All Funds receipts totaled $107 billion, an increase of $6.3 million over Fiscal Year 2004-05. Strong growth in tax collections and moderate growth in miscellaneous receipts were partially offset by a decline in Federal grants. All Funds disbursements for Fiscal Year 2005-06 totaled $104.3 billion, an increase of $3.7 billion over the prior fiscal year.

2006-07 Enacted Budget Financial Plan

2006-07 Budget. At the start of the 2006-07 budget cycle, the State estimated a budget imbalance of $751 million in Fiscal Year 2006-07 and gaps in the range of $3 billion to $4 billion in future years. If fully enacted, The Governor's Executive Budget proposal would have eliminated the Fiscal Year 2006-07 imbalance and left gaps of $1.9 billion in Fiscal Year 2007-08 and $3.9 billion in Fiscal Year 2008-09.

The 2006-07 Budget was finalized on April 26, 2006. The 2006-07 Budget is balanced in Fiscal Year 2006-07, but projects an estimated gap of $1.6 billion in Fiscal Year 2007-08 and $3.0 billion in Fiscal Year 2008-09. Since the time the 2006-07 Budget was enacted, annual spending is now projected to grow by over 9% as a result of increases in school aid, health care, and higher education. All Governmental Funds spending is estimated at $112.5 billion, an increase of 7.8% from 2005-06. State tax receipts are expected to grow 5% over Fiscal Year 2005-06 levels, down from the 10% growth rate of the preceding two consecutive years. State debt outstanding was initially projected to total $50.7 billion, but the estimate is now up to $51.0 billion for 2006-07, with debt service equal to approximately 4.2% of All Funds receipts.

The 2006-07 Budget includes the following material provisions: (i) $1.3 billion increase in school aid; (ii) $1.1 billion All Funds spending increase in Medicaid; (iii) new statewide school construction grant program totaling $2.6 billion and authorization for the City to issue $9.4 billion in bonds for such construction; (iv) elimination of the sales tax on clothing purchases under $110; (v) limitation on duplicative drug coverage for those who qualify for certain Medicaid programs, avoiding approximately $220 million in costs; (vi) new Medicaid Inspector's General Office to investigate and prevent Medicaid fraud; (vii) $1.8 billion spending stabilization reserve in order to lower the Fiscal Year 2007-08 and Fiscal Year 2008-09 budget gaps; and (viii) $250 million deposit to the State's Debt Reduction Reserve.

DOB projects the State will end Fiscal Year 2006-07 with a General Fund balance of $2.3 billion. The long-term reserves consist of $944 million in the State's Rainy Day Reserve and $21 million in the Contingency Reserve for litigation risks. The reserves previously set aside for planned commitments include $276 million in the Community Projects Fund, $1.8 billion in a spending stabilization reserve, to be used to lower the expected Fiscal Year 2007-08 and Fiscal Year 2008-09 budget gaps, and $250 million for debt reduction. If the money for debt reduction is used by the end of the fiscal year to reduce high cost debt and future debt service costs, as is expected, the General Fund closing balance in Fiscal Year 2006-07 will be $3.0 billion.

Receipts Outlook. All Funds receipts for Fiscal Year 2006-07 are projected to total $111.2 billion, an increase of $4.2 billion (3.9%) over Fiscal Year 2005-06 projections. Underlying revenue growth of $3.1 billion (6.1%) in Fiscal Year 2006-07 is offset by the loss of several onetime revenues ($531 million), the phase-out of the personal income tax surcharge and a one-quarter percent increase in sales tax ($1 billion), lower transfers from other funds due to increasing debt servicing costs ($180 million), and higher transfers to finance certain educational programs ($188 million).

Personal Income Tax. Personal income tax General Fund receipts (net of the Refund Reserve transaction) for Fiscal Year 2006-07 are projected to reach $23.1 billion, an increase of 11.8% from Fiscal Year 2005-06. General Fund receipts for Fiscal Year 2007-08 are projected to reach $23.9 billion, an increase of 3.4% from the prior fiscal year. All Funds personal income tax receipts for Fiscal Year 2006-07 are expected to total $34.2 billion, an increase of approximately $3.4 billion (11.1%) over the prior year. All Funds personal income tax projected Fiscal Year 2007-08 receipts of $35.3 billion reflected an increase of $1.1 billion (3.3%) above Fiscal Year 2006-07 estimates, continued economic growth, the full-year effect of the termination of the temporary surcharge and tax reductions authorized in the 2006-07 Budget. The All Funds receipts projections continued this trend, and were projected at $37.9 billion, an increase of $2.5 billion (7.2%) above Fiscal Year 2007-07 estimates.

User Taxes and Fees. All Funds user taxes and fees net receipts for Fiscal Year 2006-07 are projected to reach $13.7 billion, a decrease of 1.7% from Fiscal Year 2005-06. All Funds user taxes and fees receipts for Fiscal Year 2007-08 are projected to be $14.2 billion, an increase of $519 million (3.8%) from the prior fiscal year. In Fiscal Year 2008-09, All Funds user taxes and fees receipts are projected to total $14.6 billion, an increase of $441 million (3.1%) over Fiscal Year 2007-08. General Fund user taxes and fees receipts for Fiscal Year 2006-07 are projected to reach $8.3 billion, a decrease of 3.7% from the prior fiscal year, and the sales and use tax is projected at $7.7 billion, a decrease of $292 million (3.7%) . General Fund user taxes and fees receipts for Fiscal Year 2007-08 are projected at $8.7 billion, an increase of $343 million (4.1%) from Fiscal Year 2006-07. Sales tax receipts are estimated to increase $327 million (4.3%), while General Fund other user taxes and fees are projected to remain the same as Fiscal Year 2006-07.

Business Taxes. All Funds business tax receipts in Fiscal Year 2006-07 are expected to be $7.3 billion, or $221 million (3.1%) above Fiscal Year 2005-06. This is due primarily to strong growth in corporate franchise tax, insurance tax and petroleum business taxes, counteracted by declines in corporate utility taxes and the bank tax. All Funds receipts for Fiscal Year 2007-08 are projected to increase by $132.5 million (1.8%) over the prior year. In Fiscal Year 2008-09, All Funds business tax receipts are projected to increase $144.4 million (1.9%) over the prior year. General Fund business taxes are projected to be $5.3 billion, or 4.3% over Fiscal Year 2005-06. General Fund business tax receipts for Fiscal Year 2007-08 are expected to increase by 1.5% over Fiscal Year 2006-07.

Other Taxes. All Funds other taxes in Fiscal Year 2006-07 are expected to be $1.7 billion, which is $124 million (6.8%) below Fiscal Year 2005-06 estimates. The decrease is a result of an anticipated "cooling" of the downstate real estate market, but is partially offset by an expected $19 million increase in estate tax receipts. The All Funds receipts projection for other taxes is $1.8 billion in Fiscal Year 2007-08, up $71 million (4.2%) from Fiscal Year 2006-07 receipts. In Fiscal Year 2008-09, other taxes are estimated at $1.8 billion, an increase of $63 million (3.6%) from Fiscal Year 2007-08 receipts. The estimate for General Fund other taxes is $896 million, which is $15 million (1.6%) above the prior fiscal year. Growth of $19 million in estate tax receipts is partially counteracted by the loss of receipts from the repealed gift tax and real property gains tax.

Miscellaneous Receipts. General Fund miscellaneous receipts for Fiscal Year 2006-07 are projected to total over $2.8 billion, an increase of $817 million from Fiscal Year 2005-06. Miscellaneous receipts in All Funds are projected to increase by $412 million from the current year.

Federal Grants. General Fund Federal grants for Fiscal Year 2006-07 are projected to total $9 million, an increase of $9 million from Fiscal Year 2005-06.

Disbursements Outlook. General Fund spending is projected to total $50.8 billion in Fiscal Year 2006-07, an increase of $4.3 billion (9.4%) over Fiscal Year 2005-06 results. State Funds spending is projected to increase by $7.4 billion (10.6%) and total $77.1 billion in Fiscal Year 2006-07. All Funds spending, the broadest measure of State spending, is projected to total $112.5 billion in Fiscal Year 2006-07, an increase of $8.1 billion (7.8%) .

Medicaid growth of $2.7 billion in Fiscal Year 2006-07 is primarily attributable to the increasing cost of providing health care services, as well as the rising number of recipients. In addition, the growth related to the State takeover of local healthcare provider costs are estimated to rise by $235 million, and the loss of certain proceeds after this fiscal year, are no longer available in Fiscal Year 2006-07. School aid spending is projected to grow by $461 million in Fiscal Year 2006-07, assuming growth in expense-based programs and other selected aid categories. State operations spending is projected to increase by $592 million in Fiscal Year 2006-07 with general State charges expected to increase by an additional $375 million, primarily due to higher pension and health insurance costs for State employees.

2006-07 Financial Plan Update. DOB reported a General Fund surplus of $1.5 billion for Fiscal Year 2006-07. Results for Fiscal Year 2006-07 were $1.5 billion higher than the 2006-07 Budget as a result of revenue revisions over initial projections ($1.4 billion) and changes to reserve fund balances ($767 million), partly offset by higher than initially projected spending ($607 million). Total receipts, including transfers from other funds, were $51.4 billion, and disbursements, including transfers to other funds, totaled $51.6 billion. The General Fund ended Fiscal Year 2006-07 with a balance of $3 billion. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in Fiscal Year 2006-07, an increase of $4.2 billion from Fiscal Year 2005-06. Tax receipts increased by $3.4 billion, transfers increased by $419 million, and miscellaneous receipts increased by $390 million. General Fund spending, including transfers to other funds, totaled $51.6 billion in Fiscal Year 2006-07, an increase of $5.1 billion from Fiscal Year 2005-06. The main sources of annual growth were school aid, Medicaid, and higher education programs.

The State ended Fiscal Year 2006-07 with a State Funds cash balance of $6.7 billion. In addition to the $3 billion General Fund balance, the State's special revenue funds had a closing balance of $3.7 billion and the debt service funds had a closing balance of $233 million, partially offset by a negative balance in the capital projects funds of $228 million. State Funds receipts totaled $76.8 billion in Fiscal Year 2006-07, an increase of $5.0 billion from Fiscal Year 2005-06. Actual State Funds disbursements totaled $77.3 billion in Fiscal Year 2006-07, an increase of $7.6 billion from Fiscal Year 2005-06.

The State ended Fiscal Year 2006-07 with an All Funds cash balance of $6.8 billion. In addition to the $6.7 billion State Funds balance, the Federal Funds had a closing balance of $85 million, including $288 million in Federal special revenue funds, partially offset by a negative balance in the Federal capital projects funds of $203 million. All Funds receipts for Fiscal Year 2006-07 totaled $112.4 billion, an increase of $5.4 billion over Fiscal Year 2005-06. All Funds disbursements for 2006-07 totaled $112.8 billion, an increase of $8.4 billion over Fiscal Year 2005-06.

2007-08 Executive Budget Financial Plan

General. The Governor's 2007-08 budget (the "2007-08 Executive Budget") proposed to eliminate the $1.6 billion imbalance in Fiscal Year 2006-07, fund several new initiatives (primarily through reductions in planned spending growth in health care and other programs), address the structural imbalance and finance new initiatives by: (a) restraining spending in the fastest-growing programs, particularly Medicaid; (b) closing tax law loopholes to enhance revenue collections, and (c) using a portion of prior-year budget surpluses. It was estimated that the 2007-08 Executive Budget would leave approximately $1.2 billion in surplus to help reduce potential outyear gaps.

The 2007-08 Executive Budget recommended a $7 billion increase in school aid over the next four school years and an expanded $6 billion property tax relief plan with $2.5 billion in additional relief for middle class taxpayers over the next three years. The 2007-08 Executive Budget also included a plan to ensure that all children have access to health insurance. In addition, the 2007-08 Executive Budget recommended a deposit of $250 million into a reserve to lower State debt and another $125 million into a new Rainy Day Reserve Fund established in January 2007 to respond to an economic downturn or catastrophic event.

The 2007-08 Executive Budget recommendations resulted in annual spending growth of 4.2% in the General Fund, 7.8% in State Funds and 6.3% in All Funds. DOB projected that the State would end Fiscal Year 2007-08 with a General Fund balance of $3 billion if the 2007-08 Executive Budget was enacted in its entirety. The balance consisted of $1.2 billion in undesignated reserves and $1.8 billion in reserves designated to finance existing or planned commitments. The projected closing balance was $596 million below the level estimated for the prior fiscal year, which primarily reflected the use of the remaining Fiscal Year 2005-06 surplus to support Fiscal Year 2007-08 operations.

2007-08 Enacted Budget Financial Plan

2007-08 Budget. The Governor submitted the 2007-08 Executive Budget to the Legislature on January 31, 2007, which was enacted on April 1, 2007. Annual spending in the General Fund is projected to grow by $2.1 billion (4.1%) from Fiscal Year 2006-07 levels. All Governmental Funds spending is estimated at $120.7 billion in Fiscal Year 2007-08, an increase of $7.9 billion (7%) from Fiscal Year 2006-07. In order to help balance future budgets, the 2007-08 Budget establishes $1.2 billion in flexible reserves. The General Fund is projected to have a closing balance of $3.0 billion in Fiscal Year 2007-08, comparable to the level at the end of Fiscal Year 2006-07. The balance consists of $1.2 billion in undesignated reserves and $1.8 billion in reserves for designated purposes.

At the start of Fiscal Year 2007-08, the State estimated a General Fund budget imbalance of $1.6 billion in Fiscal Year 2007-08. The 2007-08 Budget projects potential budget gaps in future years of $3.1 billion, $4.8 billion and $6.6 billion in Fiscal Years 2008-09, 2009-10 and 2010-11, respectively.

The 2007-08 Budget includes the following material provisions: (i) a new Foundation Aid formula that bases the amount of School Aid on a district's educational needs and its ability to provide local support for education; (ii) expansion of the STAR program, providing a new benefit targeted to middle class taxpayers; (iii) expanded access to healthcare for the 400,000 children without healthcare coverage in the state; (iv) investment in providing initial funding for stem cell research; and (v) a $250 million deposit to the State's Debt Reduction Reserve and $175 million to the new Rainy Day Reserve.

General Fund spending, including transfers to other funds, is projected to total $53.7 billion in Fiscal Year 2007-2008, an increase of $2.1 billion over the Fiscal Year 2006-2007 forecast (4.1%) . State Funds spending, which includes both the General Fund and spending from other funds supported by State revenues, is projected to increase by $6.5 billion (8.4%) and total $83.8 billion in Fiscal Year 2007-2008. All Funds spending is projected to total $120.7 billion in Fiscal Year 2007-2008, an increase of $7.9 billion (7.0%) over Fiscal Year 2006-07.

Receipts Outlook. All Funds receipts for Fiscal Year 2007-08 are projected to reach $119.5 billion, an increase of $7.1 billion (6.3%) over Fiscal Year 2006-07. All funds tax receipts are projected to grow by more than $3.2 billion. All Funds Federal grants are expected to increase by more than $1.5 billion (4.4%) . All Funds miscellaneous receipts are projected to increase by approximately $2.3 billion (12.9%) . After controlling for the impact of all policy changes, base tax revenue growth is estimated to be 7.8% for Fiscal Year 2007-2008. Total State Funds receipts are project at $82.3 billion, an increase of $5.5 billion (7.2%) from Fiscal Year 2006-2007 receipts. Total General Funds receipts are projected at $53.7 billion, an increase of $2.3 billion (4.5%) from Fiscal Year 2006-2007. General Fund tax receipt growth is projected to be 1.5% over Fiscal Year 2006-2007 and General Fund miscellaneous receipts are projected to increase by $217 million.

Personal Income Tax. All Funds income tax receipts for Fiscal Year 2007-08 are projected to increase $2.2 billion over the prior fiscal year to total $36.8 billion. Gross receipts are projected to increase 7.5% and reflect projected growth for tax year 2007 liabilities in withholding of 6.7% ($1.8 billion) and in estimated taxes of 9.9% ($750 million). Payments from extensions and final returns for tax year 2006 are projected to increase in total by 8.4% ($242 million and $169 million, respectively). Receipts from delinquencies are projected to increase by 9.3% ($77 million) over the prior year. Net receipts, which include refunds on tax year 2006 payments and liabilities, are projected to grow 6.5% . Refunds, which are projected to increase by 13.7% ($753 million), reflect the impact of the Empire State Child Credit (a refundable credit for resident taxpayers with children ages 4 to 16) that was enacted in 2006 and is applicable to tax years beginning in 2006 and thereafter. General Fund income tax receipts for Fiscal Year 2007-08 are estimated to remain almost flat at $22.9 billion.

All Funds personal income tax receipts for Fiscal Year 2007-08 are projected to grow by $546 million (1.5%) from the 2007-08 Executive Budget. The increase is primarily due to stronger growth in withholding ($225 million), estimated payments ($200 million), and final return payments ($70 million). The 2007-08 Budget also projects refunds to be $51 million below the 2007-08 Executive Budget forecast. General Fund receipts are projected to be $627 million above the 2007-08 Executive Budget.

User Taxes and Fees. All Funds user taxes and fees receipts for Fiscal Year 2007-08 are projected to be $14.2 billion, an increase of $730 million (5.4%) from 2006-07. General Fund user taxes and fees receipts are projected to total $8.6 billion in Fiscal Year 2007-08, an increase of $381 million (4.7%) from Fiscal Year 2006-07. This increase largely reflects the projected growth in the sales tax base (4.1%), the collection of taxes on sales to non- Native Americans on New York reservations and a reclassification of motor vehicle fees.

Business Taxes. All Funds business tax receipts for Fiscal Year 2007-08 of more than $8.9 billion are estimated to increase by nearly $313 million (3.6%) over the prior year. The estimates reflect a net increase in receipts of $362 million from enacted provisions that will close corporate tax loopholes that have allowed bank and corporate franchise taxpayers to use complex tax shelter techniques to avoid tax ($516 million) and certain business tax cuts.

The 2007-08 Budget also will reduce taxes by $154 million in 2007-08, as a result of reductions in the net income tax rate imposed on corporations, banks, and insurance companies from 7.5% to 7.1% and the alternative minimum tax imposed under the corporate franchise tax from 2.5% to 1.5% (effective January 1, 2007). In addition, effective January 31, 2007, the entire net income tax rate imposed on certain manufacturers and qualified emerging technology companies was reduced from 7.5% to 6.5% . General Fund business tax receipts for Fiscal Year 2007-08 of $6.7 billion are estimated to increase $211 million (3.3%) over the prior year.

Other Taxes. All Funds other tax receipts in Fiscal Year 2007-08 are projected to be roughly $2 billion, down $62 million (3.0%) from Fiscal Year 2006-07. General Fund receipts for Fiscal Year 2007-08 are projected to total more than $1.1 billion, or a $60 million increase, with estate tax collections expected to grow modestly.

Miscellaneous Receipts. General Fund miscellaneous receipts collections in Fiscal Year 2007-08 are projected to reach approximately $2.5 billion, up $218 million from Fiscal Year 2006-07.

Disbursements Outlook. In Fiscal Year 2007-08, General Fund spending, including transfers to other funds, is projected to total $53.7 billion. State Funds spending, which includes both the General Fund and spending from other funds supported by assessments, tuition, HCRA resources and other non-Federal revenues, is projected to total $83.8 billion in Fiscal Year 2007-08. All Funds spending is projected to total $120.7 billion in 2007-08.

In Fiscal Year 2007-08, All Funds spending for local assistance is expected to total $85.7 billion. All Funds local assistance spending is projected to total $85.7 billion, an increase of $4.9 billion (6.1%) over Fiscal Year 2006-07. The growth is primarily driven by projected increases in School Aid ($1.7 billion), STAR spending ($736 million), Public Health ($393 million), Mental Hygiene ($326 million), and Homeland Security ($325 million).

All Funds State Operations spending, is projected at $18.7 billion in Fiscal Year 2007-08. All Funds spending on General State Charges is expected to total $5.4 billion in Fiscal Year 2007-08, and comprises health insurance spending for employees ($1.6 billion) and retirees ($1.0 billion), pensions ($1.2 billion) and social security ($873 million). All Funds debt service is projected at $4.1 billion in Fiscal Year 2007-08, of which $1.58 billion is paid from the General Fund through transfers and $2.6 billion from other State funds. All Funds capital spending of $5.6 billion in Fiscal Year 2006-07 is projected to increase to $7.3 billion in Fiscal Year 2007-08. All Funds transfers from other funds are expected to total $21.3 billion and comprise of $11.9 billion in the General Fund, $3.7 billion in the Special Revenue Funds, $5.5 billion in the Debt Service Funds and $293 million in the Capital Projects Funds. All Funds transfers to other funds are also expected to total $21.3 billion and comprise $2.4 billion in the General Fund, $3.6 billion in the Special Revenue Funds, $14.4 billion in the Debt Service Funds and $947 million in the Capital Projects Funds.

The State created a new Rainy Day Reserve in January 2007 that has an authorized balance of 3% of General Fund spending. The 2007-08 Budget authorizes the first deposit of $175 million. When combined with the existing Tax Stabilization Reserve, the State's Rainy Day Reserve authorization totals 5% of General Fund spending.

2007-08 Financial Plan Update. The General Fund ended the first quarter of Fiscal Year 2007-08 with a cash balance of $2.9 billion, $1.3 billion lower than the Enacted Budget Financial Plan projection. This variance is attributable to $1.1 billion in spending occurring earlier than planned and $162 million in lower than expected receipts. Through June 2007, General Fund receipts, including transfers from other funds, totaled $14.8 billion, or $162 million lower than the Enacted Budget Financial Plan forecast. This small variance is primarily due to lower than projected business taxes ($201 million), other taxes ($29 million) and miscellaneous receipts ($71 million) offset by higher than expected receipts from the personal income tax ($84 million) and the sales tax ($76 million).

General Fund disbursements through June totaled $14.9 billion, $1.1 billion higher than projected. The largest spending variances include: (i) School Aid ($235 million higher than planned)

General Fund Outyear Projections

Total All Funds receipts in Fiscal Year 2008-09 are projected to reach $125.1 billion, an increase of $5.6 billion (4.7%) from Fiscal Year 2007-08 estimates. All Funds receipts in Fiscal Year 2009-10 are expected to increase to nearly $130 billion (3.8%) over the prior year. In Fiscal Year 2010-11, receipts are expected to increase by more than $5.4 billion over Fiscal Year 2009-10. All Funds tax receipts are expected to increase by 5.3% in Fiscal Year 2008-09, 5.5% in Fiscal Year 2009-10 and 4.6% in Fiscal Year 2010-11. This growth pattern is consistent with an economic forecast of continued but modest economic growth. Total State Funds receipts are projected to be nearly $85.8 billion in Fiscal Year 2008-09, nearly $89.4 billion in Fiscal Year 2009-10 and almost $93.0 billion in Fiscal Year 2010-11. Total General Fund receipts are projected to be $55.2 billion in Fiscal Year 2008-09, nearly $58.3 billion in Fiscal Year 2009-10 and roughly $60.9 billion in Fiscal Year 2010-11. Overall, receipts growth through Fiscal Year 2010-11 is expected to remain strong consistent with projected continued growth in the U.S. and New York economies.

All Funds income tax receipts are estimated to increase by $115 million annually beginning in Fiscal Year 2008-09. The estimated personal income tax receipts for Fiscal Year 2008-09 of $39.3 billion reflect an increase of $2.5 billion (6.7%) above the estimate for Fiscal Year 2007-08. All Funds receipts for Fiscal Year 2009-10 are estimated at $41.9 billion, an increase of $2.6 billion (6.5%) above Fiscal Year 2008-09. General Fund income tax receipts are projected to increase by $1.2 billion, to just over $24.1 billion in Fiscal Year 2008-09. General Fund personal income tax receipts for Fiscal Year 2009-10 are projected to increase over Fiscal Year 2008-09 by $1.4 billion to $25.5 billion.

General Fund receipts from user taxes and fees are estimated to total $8.9 billion in Fiscal Year 2008-09, an increase of $335 million from Fiscal Year 2007-08. Receipts are projected to grow by an additional $300 million annually in Fiscal Year 2009-10 and Fiscal Year 2010-11 to $9.2 billion and $9.5 billion, respectively. The increase is due almost exclusively to the projected growth in the sales tax base.

All Funds business tax receipts for Fiscal Year 2008-09 are projected to increase $166 million (1.9%), to nearly $9.1 billion. For Fiscal Year 2009-10, All Funds business tax receipts are projected to increase by 3.9%, to more than $9.4 billion. General Fund receipts from other taxes are expected to grow modestly in the outyears, primarily reflecting modest growth in estate tax collections. All Funds other tax receipts are projected to increase moderately in future years, primarily due to positive change in the estate tax as well real estate transfer tax collections. General Fund miscellaneous receipts in Fiscal Year 2008-09 are projected to be $2.1 billion, down $419 million from Fiscal Year 2007-08. General Fund miscellaneous receipts are projected to be up $402 million from Fiscal Year 2008-09 and are expected to remain relatively constant in Fiscal Year 2010-11.

The 2007-08 Budget projected outyear gaps of $3.1 billion in Fiscal Year 2008-09, $4.8 billion in Fiscal Year 2009-10, and $6.6 billion in Fiscal Year 2010-11. DOB forecasts General Fund spending of $58.8 billion in Fiscal Year 2008-09, an increase of $5.1 billion (9.4%) over projected Fiscal Year 2007-08 levels. Growth in Fiscal Year 2009-10 is projected at $4.7 billion (8.1%) and in Fiscal Year 2010-11 at $4.6 billion (7.2%) .

State Indebtedness

General. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Limitations on State-Supported Debt.

Debt Reform Act of 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in Fiscal Year 2000-01, and will gradually increase until it is fully phased-in at 4.0% in Fiscal Year 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in Fiscal Year 2000-01, and will gradually increase to 5.0% in Fiscal Year 2013-14.

As of the most recent calculations, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 1.73% of personal income and debt service on such debt at 1.07% of total State receipts, compared to the caps of 2.32% each. DOB expects that debt outstanding and debt service costs for Fiscal Year 2006-07 and the entire five-year forecast period through 2010-11 will also be within the statutory caps.

Variable Rate Obligations and Related Agreements. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 15% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15% of total State-supported outstanding debt. As of March 31, 2007, State-supported debt in the amount of $42.7 billion was outstanding, resulting in a variable rate exposure cap and interest rate exchange agreement cap of approximately $8.5 billion each. As of March 31, 2007, both amounts are less than the statutorily cap of 20%, and are projected to be below the caps for the entire forecast period through Fiscal Year 2011-12.

As of March 31, 2007, the State had approximately $2.0 billion of outstanding variable rate instruments, or 4.6% of total debt outstanding, that are subject to the net variable rate exposure cap. That amount includes $1.7 billion of unhedged variable rate obligations and $224 million of synthetic variable rate obligations. In addition to these variable rate obligations, as of March 31, 2007, about $2.4 billion in State-supported convertible rate bonds are currently outstanding.

State-Supported Debt. The State's debt affordability measures compare favorably to the forecasts contained in the State's Capital Program and Financing Plan. Issuances of State-supported debt obligations have been generally consistent with the expected sale schedule for the current year, with marginal revisions reflecting certain economic development bonding that occurred earlier in the year than originally anticipated. During the prior ten years, State-supported long-term debt service increased on an average annual basis by 3% to $3.7 billion in Fiscal Year 2005-06, growing at a slower rate than total receipts (6.1% increase on an annual basis).

General Obligation Bond Programs. General obligation debt is currently authorized by the State for transportation, environment and housing purposes. The amount of general obligation bonds issued in Fiscal Year 2005-06 (excluding refunding bonds) was $159 million, and as of March 31, 2006, the total amount of general obligation debt outstanding was $3.5 billion. The amount of general obligation bonds issued in Fiscal Year 2006-07 (excluding refunding bonds) was $180 million, and as of March 31, 2007, the total amount of general obligation debt outstanding was $3.3 billion. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. The 2006-07 Budget projected that approximately $236 million in general obligation bonds will be issued in Fiscal Year 2006-07.

Lease-Purchase and Contractual-Obligation Financing Programs. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2007, approximately $8.4 billion of State Personal Income Tax Revenue Bonds were outstanding. It is currently estimated that $4.9 billion of State Personal Income Tax Revenue Bonds, $102 million of SUNY Dormitory Facilities Revenue Bonds, $373 million of Mental Health Facilities Improvement Revenue Bonds will be issued in Fiscal Year 2007-08. The 2007-08 Budget also reflects the planned issuance of $703 million of Dedicated Highway and Bridge Trust Fund Bonds.

Debt Servicing. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or defease outstanding debt. Since Fiscal Year 1998-99, over $1.1 billion has been deposited in the DRRF.

In Fiscal Year 2006-07, the State plans to make additional deposits of $250 million to the DRRF to reduce the State's debt burden.

2006-07 State Supported Borrowing Plan. On January 17, 2006, the proposed Fiscal Year 2006-07 through 2010-11 Capital Program and Financing Plan was released . The final Plan was released on May 26, 2006, reflecting final action on the 2006-07 Budget, and projected new issuance of $236 million in general obligation bonds in Fiscal Year 2006-07. In Fiscal Year 2007-08, the State's borrowing plan projects new issuance of $358 million in general obligation bonds.

Litigation

General. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in the current fiscal year or thereafter.

Adverse developments in the proceedings could affect the ability of the State to maintain a balanced budget. The State believes that any budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during the current fiscal year. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential budget resources available for the payment of judgments.

State Finance Policies. In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of State law which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield, from a not-for-profit corporation to a for-profit corporation. The State and private defendants have separately moved to dismiss the complaint. By decision dated November 26, 2002, the trial court granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from that decision. Plaintiffs served an amended complaint on April 1, 2003, which the defendants moved to have dismissed. In May 2004, the Appellate Division denied the defendants' motion, and the defendants have appealed to the Court of Appeals. The plaintiffs also have leave to appeal the dismissal of their original complaint. By decision dated June 20, 2005, the Court of Appeals dismissed all of plaintiffs' claims. As a result, the State Comptroller has transferred the escrowed Empire conversion proceeds ($754 million) received to date to the Health Care Reform Act ("HCRA") Resource Fund. HCRA expects another $1.1 billion in conversion proceeds during the current fiscal year.

Real Property Claims. In March 1985, in Oneida Indian Nation of New York, et al. v. County of Oneida, the Supreme Court affirmed a judgment holding that the Oneida Indians had a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. The Supreme Court also held that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts.

The case was remanded for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2000, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

Further efforts at settlement of this action failed to reach a successful outcome. While such discussions were underway, two significant decisions were rendered by the Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York and Cayuga Indian Nation of New York v. Pataki. Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. These decisions prompted the District Court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings. On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility. By order dated May 21, 2007, the District Court dismissed plaintiffs’ claims to the extent that they asserted a possessory interest, but permitted plaintiffs to pursue a claim seeking the difference between the amount paid and the fair market value of the lands at the time of the transaction . The District Court certified the May 21, 2007 order for interlocutory appeal and, on July 13, 2007, the Second Circuit granted motions by both sides seeking leave to pursue interlocutory appeals of that order.

Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al. and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York, Seneca Nation of Indians, et al v. State of New York, et al., in the United States District Court for the Western District of New York and Onondaga Nation v. State of New York, et al.

In the Cayuga Indian Nation of New York case, plaintiffs see monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals. On October 1, 2004, the State filed an action in Federal district court seeking contribution from the Federal government towards the $248 million in judgment and post-judgment interest. On June 28, 2005, the Second Circuit held that plaintiffs' possessory land claim was barred, reversed the judgment of the District Court and entered judgment for the State. On September 8, 2005 the Second Circuit denied plaintiff's motion for reconsideration and en banc review. On February 3, 2006, the United States and the tribal plaintiffs filed petitions for a writ of certiorari. On May 15, 2006, the Supreme Court denied plaintiffs' petitions for certiorari. This case is now concluded.

Settlements were signed by the Governor with the Seneca-Cayuga Tribe of Oklahoma on November 12, 2004, and with the Cayuga Tribe of New York on November 17, 2004, which in part require enactment of certain State and Federal legislation by September 1, 2005, unless the parties agree to an extension of time. No legislation was enacted by September 1, 2005 and no extension of time was agreed upon.

In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims. On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution. On November 29, 2004, the plaintiff tribes, with one exception, approved a settlement with the State. On February 10, 2006, the district court stayed all proceedings and legislation until 45 days after the U.S. Supreme Court issued a final decision in the Cayuga Indian Nation of the New York Case. On November 6, 2006, the defendants moved for judgment on the pleadings.

In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their ownership claim of certain islands in the Niagara River and the New York State Thruway right of way where it crosses the Cattaraugus reservation in Erie and Chatauqua counties. On November 17, 1999, the court granted the State's motion to dismiss the portion of the action relating to the right of way and denied the State's motion to dismiss the Federal government's damage claims. On June 21, 2002, the court granted summary judgment on the remaining portion of the action related to the Niagara River, and judgment was entered dismissing all aspects of the action. Plaintiffs appealed the judgment, which was affirmed by the Second Circuit Court on September 9, 2004. Plaintiffs have petitioned for a rehearing en banc. Each of the plaintiffs' petitions for rehearing en banc were denied by the Second Circuit. On January 16, 2006, plaintiffs filed a writ for certiorari before the U.S. Supreme Court. On June 5, 2006, the Supreme Court denied plaintiffs' petition for certiorari. This case is now concluded.

In Onondaga Nation v. State of New York, et al., plaintiff seeks a judgment declaring that certain lands within the State are the property of the Onodaga Nation and the Haudenosaunee, and that conveyances of that land pursuant to treaties during the period from 1788-1822 are null and void. The District Court has granted defendants permission to move to dismiss the complaints or for summary judgment on the issue of laches. On August 15, 2006, the defendants moved for an order dismissing this action, based on the issue of laches.

School Aid. In Campaign for Fiscal Equity, Inc. et al. v. State, et al., plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates the State Constitution and the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State Constitutions and the federal Civil Rights Act. It reversed dismissal of the claims under the State Constitution and implementing regulations of The Civil Rights Act, and remanded these claims for trial.

By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to the Civil Rights Act. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

On June 26, 2003, the Court of Appeals reversed that portion of the June 25th decision of the appeals court relating to the constitutionality claim. The Court held that the weight of credible evidence supported the trial court's conclusion that City schoolchildren were not receiving the Constitutionally mandated opportunity for a sound basic education, and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide such sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision. On August 3, 2004, the trial court referred the case to a recommendation panel for guidance on the best manner to implement the Court of Appeals mandate. On November 30, 2004, the panel issued a report recommending the Stated be directed to pay a total of $14.08 billion to City schools over the next four years in additional operations funding and $9.2 billion over the next five years for capital improvements. On March 15, 2005, the State Supreme Court issued an order confirming the panel's report and recommendations and directed the State to take all steps necessary to provide additional funding for City schools as proposed by the panel, totaling $14.08 billion over the next four years. The Court also directed the State to take all steps necessary to provide additional capital funding, totaling $9.179 billion over the next five years. The State appealed this order, which was then stayed pending a decision from the appeals court. On May 3, 2005, the appellate court denied the plaintiff's motion to lift the automatic stay. On March 23, 2006, the appellate court departed from the March 15, 2005 order of the Supreme Court and directed the Governor and the Legislature to consider a range between $4.7 billion and $5.63 billion in funding, over a period of four years, appropriated in order to remedy the deficiencies caused by the unconstitutional nature of the June 26, 2003 decision, and implement a plan for capital improvement that expends $9.179 billion over the next five years. On April 17, 2006, the plaintiffs appealed the March 23, 2006 decision. The State defendants cross appealed on April 21, 2006. On November 20, 2006, the Court of Appeals affirmed as modified the March 23, 2006 decision and held that the constitutionally required funding for the New York City School District included additional operating funds in the amount of $1.93 billion. The Court of Appeals further vacated that portion of the March 23, 2006 order requiring a capital improvement program as unnecessary, citing the capital funding program approved by the Legislature in 2006. This case is now concluded.

Medicaid. Numerous cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases), and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello . Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

In New York Association of Homes and Services for the Aging v. DeBuono, et al., the U.S. District Court dismissed plaintiff's complaint on May 19, 2004. On April 6, 2006, the Second Circuit Court of Appeals affirmed the order of the District Court. Several related cases involving the same parties and issues have been held in abeyance pending the result of the litigation in Federal court.

In Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello, the trial court dismissed the plaintiffs' petition on December 22, 2004. On September 30, 2005, the trial court's decision was upheld, and on December 22, 2005, petitioners' motion for leave to appeal to the Court of Appeals was granted. On October 24, 2006, the Court of Appeals affirmed the order of the Appellate Division dismissing the petition.

Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the MSA that New York and many other states entered into with major tobacco manufacturers. The action alleged violations of the Commerce Clause, anti-trust violations and equal protection violations relating to the selective enforcement of State law on Native American reservations. The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed, and on January 6, 2004 the appellate court affirmed the dismissal of the Commerce Clause claim, reversed the dismissal of the anti-trust claim, and remanded the selective enforcement claim to the trial court for further proceedings. Plaintiffs filed an amended complaint challenging the validity of the MSA itself and seeking preliminary injunctive relief. On September 14, 2004, the district court denied the plaintiffs' motion, except the portion that prevented the tobacco manufacturers from obtaining certain funds from escrow. Plaintiffs have appealed the court's order. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction. In December 2006, the motions and cross-motions of the parties for summary judgment were fully submitted to the district court.

APPENDIX B

Rating Categories

Description of certain ratings assigned by S&P, Moody’s and Fitch:

S&P

Long-term

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol ‘r’ is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation ‘N.R.’ indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Speculative capacity to pay principal and interest.

Commercial paper

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

Moody’s

Long-term

Aaa

Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

A

Bonds rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated ‘Ba’ are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated ‘B’ generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated ‘Ca’ represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

MIG/VMIG\U.S. short-term

Municipal debt issuance ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels\MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch

Long-term investment grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. ‘CC’ ratings indicate that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. ‘DD’ ratings indicate potential recoveries in the range of 50% - 90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

‘NR’ indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC’, or to short-term ratings other than ‘F1.’

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)	Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit (1)(a) of Post- Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on September 27, 1996.

Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on September 27, 1996.

(b)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on September 27, 2006.

(d)	Management Agreement.*
(e)(i)	Distribution Agreement.*

(e)(ii)	Forms of Service Agreements are incorporated by reference to Exhibit (e) of Post-Effective Amendment
No. 14 to the Registration Statement on Form N-1A, filed on September 28, 2000.

(e)(iii)	Forms of Supplement to Service Agreements.*

(g)(i)	Registrant's Amended and Restated Custody Agreement with The Bank of New York is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-
1A, filed on September 27, 1996. Registrant's Forms of Sub-Custodian Agreements are incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form
N-1A, filed on September 27, 1996.

(g)(ii)	Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(ii) of Post-Effective
Amendment No. 15 to the Registration Statement on Form N-1A, filed on September 28, 2001.

(g)(iii)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(iii) of Post-Effective
Amendment No. 15 to the Registration Statement on Form N-1A, filed on September 28, 2001.

(i)	Registrant's Opinion of Counsel of Stroock & Stroock & Lavan is incorporated by reference to Exhibit
(10) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on
September 27, 1996.

(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.*

(m)	Service Plan is incorporated by reference to Exhibit (15) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on August 31, 1995.

(p)	Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on February 16, 2007.

Other Exhibits

(a)	Power of Attorney is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on February 16, 2007.

(b)	Certificate of Assistant Secretary is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on September 27, 2005.

* Filed herewith

Item 24.	Persons Controlled by or under Common Control with Registrants

Not Applicable.

Item 25.	Indemnification

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant.
These indemnification provisions are subject to applicable state law and to the limitation under the
Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article VIII of the Registrant’s Declaration of Trust and any amendments thereto, Article 10 of the
Registrant’s Amended and Restated Bylaws and Section 1.11 of the Distribution Agreement.

Item 26.	Business and Other Connections of the Fund's Investment Adviser

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, and manager for sponsored investment companies registered under the Investment
	Company Act of 1940 and as an investment adviser to institutional and individual accounts.	Dreyfus
	also serves as sub-investment adviser to and/or administrator of other investment companies.	Dreyfus
Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-
dealer and distributor of other investment companies advised and administered. Dreyfus Investment
Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Director	6/07 - Present
Director and Vice Chair –		Executive Vice President	6/07 - Present
Distribution
	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	3/06 - 6/07

	Scudder Investments	Chief Operating Officer	7/02 – 1/05
345 Park Avenue
New York, New York 10154

	Scudder Distributors, Inc.	President	7/02 – 1/05
	345 Park Avenue	Chief Executive Officer	7/02 – 1/05
New York, New York 10154

J. Charles Cardona	Dreyfus Investment Advisors, Inc.++	Chairman of the Board	2/02 - 7/05
Director and Vice Chair

	Boston Safe Advisors, Inc.++	Director	10/01 - 5/05

	MBSC Securities Corporation++	Director	6/07 - Present
		Executive Vice President	6/07 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 - 6/05
Vice Chair and Director

Thomas F. Eggers	MBSC Securities Corporation++	Chairman	6/07 – Present
President, Chief Executive		Chief Executive Officer	6/07 – Present
Officer and Director
	Dreyfus Service Corporation++	Chairman	4/05 – 6/07
		Chief Executive Officer	4/05 – 6/07

	Dreyfus Service Organization++	Director	4/05 - Present

	Founders Asset Management LLC****	Member, Board of	4/05 - Present
Managers

	Lighthouse Growth Advisers LLC++	Member, Board of	4/05 - 9/05
Managers

	Seven Six Seven Agency, Inc.++	Director	6/05 - Present

	Scudder Investments, Inc.	President	5/02 - 3/05
	345 Park Avenue	Chief Executive Officer	5/02 - 3/05
New York, NY 10154

	Scudder Distributors, Inc.	Chairman	5/02 - 3/05
345 Park Avenue
New York, NY 10154

Jonathan Little	Mellon Global Investments	Chief Executive Officer	5/02 - Present
Chair of the Board
	London, England	Director	5/02 - Present

	Mellon Fund Managers Limited+	Director	5/03 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Jonathan Little	Mellon Global Investments (Holdings) Ltd. +	Director	9/03 - Present
Chair of the Board
(continued)
	Mellon Global Investing Corp. +	Director	5/02 - Present
	Mellon International Investment Corp. +	Director	4/02 - Present
	Mellon Overseas Investment Corp. +	Director	12/02 - Present
	Hamon Investment Group PTE Ltd. +	Director	3/02 - Present
	Mellon Chile Holdings, S.A. +	Director	7/03 - Present
	Mellon Global Funds, plc+	Director	12/00 - Present
	Mellon Global Management Ltd. +	Director	11/00 - Present
	Mellon Global Investments Japan Ltd. +	Director	6/02 - Present
	Universal Liquidity Funds, plc+	Director	11/00 - Present
	Pareto Investment Management Ltd. +	Director	11-04 - Present
	Mellon Global Investments (Asia) Ltd.+	Director	5/01 - Present
	Mellon Global Investments Australia Ltd. +	Director	10/02 - Present
	Mellon Australia Ltd. +	Director	7/02 - Present
	Mellon Alternative Strategies Ltd. +	Director	10/04 - Present
	NSP Financial Services Group Pty Ltd. +	Director	12/01 - Present
	Kiahan Ltd. +	Director	12/01 - Present
Phillip N. Maisano	Mellon Bank, N.A.+	Senior Vice President	4/06 - Present
Director, Vice Chair and
Chief Investment Officer
	EACM Advisors LLC	Chairman of Board	8/04 - Present
	200 Connecticut Avenue	Chief Executive Officer	8/04 - 5/06
Norwalk, CT 06854-1940
	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers
	Standish Mellon Asset Management Company, LLC	Board Member	12/06 - Present
One Financial Center
Boston, MA 02211
	Mellon Capital Management Corporation***	Director	12/06 - Present
	Mellon Equity Associates, LLP+	Board Member	12/06 - Present
	Newton Management Limited	Board Member	12/06 - Present
London, England
	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	TBC General Partner, LLC*	President	7/03 - Present

	Standish Mellon Asset Management Company, LLC	Board Member	7/01 – Present
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates, LLC*	Director	4/97 – Present

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	MBSC Securities Corporation++	President	6/07 – Present
Chief Operating Officer, Vice		Director	6/07 – Present
Chair and Director
	Dreyfus Service Corporation++	President	3/00 – 6/07
		Director	3/99 – 6/07

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	MBSC, LLC++	Manager, Board of	4/02 – 6/07
Chief Operating Officer, Vice		Managers
Chair and Director		President	4/02 – 6/07
(continued)

	Boston Safe Advisors, Inc. ++	Director	10/01 - 5/05

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – 3/07

	Seven Six Seven Agency, Inc.++	Director	10/98 - 4/07

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - 7/05
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - 3/07

Patrice M. Kozlowski	None
Senior Vice President –
Corporate Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - 9/05
Controller		Managers
		Vice President and	7/05 - 9/05
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers

	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present

	Dreyfus Service Corporation++	Director	7/05 – 6/07
		Chief Financial Officer	7/05 – 6/07
		Senior Vice President -	1/05 - 7/05
Finance
		Vice President - Finance	3/03 - 1/05

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Gary Pierce	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present
Controller
(continued)
	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc.++	Chief Compliance	10/04 - 7/05
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - 9/05
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 - Present
Officer
	Dreyfus Service Corporation	Chief Compliance	10/04 – 6/07
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - 5/05
Officer
Jill Gill	Mellon Financial Corporation +	Vice President	10/01 - Present
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 - Present

	Dreyfus Service Corporation++	Vice President	10/06 - 6/07

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05
Vice President – Tax
	MBSC Securities Corporation++	Vice President - Tax	6/07 – Present

	Dreyfus Service Corporation++	Vice President - Tax	10/96 – 6/07

	MBSC, LLC++	Vice President - Tax	4/02 – 6/07

	The Dreyfus Consumer Credit Corporation ++	Chairman	6/99 - Present
		President	6/99 - Present

	Dreyfus Investment Advisors, Inc.++	Vice President - Tax	10/96 - 7/05

	Dreyfus Service Organization, Inc.++	Vice President - Tax	10/96 - Present

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 –
Vice President	110 William Street		Present
29th Floor
New York, NY 10038-3901

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	AFCO Credit Corp.	Vice President	05/94 –
Vice President	110 William Street		Present
(continued)	29th Floor
New York, NY 10038-3901
	The Boston Company, Inc.*	Vice President	09/01 - Present
	MBSC Securities Corporation++	Vice President	6/07 - Present
	Dreyfus Service Corporation++	Vice President	11/01 – 6/07
	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present
	Founders Asset Management LLC****	Authorized Agent	12/01 - Present
	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present
	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present
	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present
	Mellon HR Solutions LLC	Vice President	06/02 –
	2100 N. Central Road		Present
Fort Lee, NJ 07024
	Mellon Overseas Investment Corporation+	Vice President	08/01 - Present
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07
	Dreyfus Investment Advisors, Inc.++	Assistant Secretary	7/98 - 7/05
	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present
		Assistant Secretary	7/98 - 8/05
	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Item 27.	Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	CitizensSelect Funds

3.	Dreyfus A Bonds Plus, Inc.

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Mortgage Securities Fund

7.	Dreyfus BASIC U.S. Government Money Market Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus California Intermediate Municipal Bond Fund

10.	Dreyfus California Tax Exempt Money Market Fund

11.	Dreyfus Cash Management

12.	Dreyfus Cash Management Plus, Inc.

13.	Dreyfus Connecticut Intermediate Municipal Bond Fund

14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

15.	Dreyfus Fixed Income Securities

16.	Dreyfus Florida Intermediate Municipal Bond Fund

17.	Dreyfus Florida Municipal Money Market Fund

18.	Dreyfus Founders Funds, Inc.

19.	The Dreyfus Fund Incorporated

20.	Dreyfus GNMA Fund, Inc.

21.	Dreyfus Government Cash Management Funds

22.	Dreyfus Growth and Income Fund, Inc.

23.	Dreyfus Growth Opportunity Fund, Inc.

24.	Dreyfus Index Funds, Inc.

25.	Dreyfus Institutional Cash Advantage Funds

26.	Dreyfus Institutional Money Market Fund

27.	Dreyfus Institutional Preferred Money Market Funds

28.	Dreyfus Insured Municipal Bond Fund, Inc.

29.	Dreyfus Intermediate Municipal Bond Fund, Inc.

30.	Dreyfus International Funds, Inc.

31.	Dreyfus Investment Grade Funds, Inc.

32.	Dreyfus Investment Portfolios

33.	The Dreyfus/Laurel Funds, Inc.

34.	The Dreyfus/Laurel Funds Trust

35.	The Dreyfus/Laurel Tax-Free Municipal Funds

36.	Dreyfus LifeTime Portfolios, Inc.

37.	Dreyfus Liquid Assets, Inc.

38.	Dreyfus Massachusetts Intermediate Municipal Bond Fund

39.	Dreyfus Massachusetts Municipal Money Market Fund

40.	Dreyfus Midcap Index Fund, Inc.

41.	Dreyfus Money Market Instruments, Inc.

42.	Dreyfus Municipal Bond Fund, Inc.

43.	Dreyfus Municipal Cash Management Plus

44.	Dreyfus Municipal Funds, Inc.

45.	Dreyfus Municipal Money Market Fund, Inc.

46.	Dreyfus New Jersey Intermediate Municipal Bond Fund

47.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

48.	Dreyfus New York Municipal Cash Management

49.	Dreyfus New York Tax Exempt Bond Fund, Inc.

50.	Dreyfus New York Tax Exempt Intermediate Bond Fund

51.	Dreyfus New York Tax Exempt Money Market Fund

52.	Dreyfus U.S. Treasury Intermediate Term Fund

53.	Dreyfus U.S. Treasury Long Term Fund

54.	Dreyfus 100% U.S. Treasury Money Market Fund

55.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund

56.	Dreyfus Pennsylvania Municipal Money Market Fund

57.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.

58.	Dreyfus Premier Equity Funds, Inc.

59.	Dreyfus Premier Fixed Income Funds

60.	Dreyfus Premier International Funds, Inc.

61.	Dreyfus Premier GNMA Fund

62.	Dreyfus Premier Manager Funds I

63.	Dreyfus Premier Manager Funds II

64.	Dreyfus Premier Municipal Bond Fund

65.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

66.	Dreyfus Premier New York Municipal Bond Fund

67.	Dreyfus Premier Opportunity Funds

68.	Dreyfus Premier State Municipal Bond Fund

69.	Dreyfus Premier Stock Funds

70.	The Dreyfus Premier Third Century Fund, Inc.

71.	Dreyfus Premier Value Equity Funds

72.	Dreyfus Premier Worldwide Growth Fund, Inc.

73.	Dreyfus Short-Intermediate Government Fund

74.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

75.	The Dreyfus Socially Responsible Growth Fund, Inc.

76.	Dreyfus Stock Index Fund, Inc.

77.	Dreyfus Tax Exempt Cash Management

78.	Dreyfus Treasury Cash Management

79.	Dreyfus Treasury Prime Cash Management

80.	Dreyfus Variable Investment Fund

81.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

82.	General California Municipal Money Market Fund

83.	General Government Securities Money Market Funds, Inc.

84.	General Money Market Fund, Inc.

85.	General Municipal Money Market Funds, Inc.

86.	General New York Municipal Bond Fund, Inc.

87.	General New York Municipal Money Market Fund

88.	Mellon Funds Trust

89.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant
Thomas F. Eggers*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	President
Jon R. Baum*	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
David K. Mossman*****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil******	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Ken Bradle**	Senior Vice President	None
Sue Ann Cormack**	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Bradley J. Skapyak*	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Jill Gill*	Vice President	None
Tracy Hopkins*	Vice President	None
Edward A. Markward*	Vice President – Compliance	None
Mary Merkle*	Vice President – Compliance	None
Jennifer M. Mills*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
James D. Muir*	Vice President – Compliance	None
Anthony Nunez*	Vice President – Finance	None
David Ray***	Vice President	None
Theodore A. Schachar*	Vice President – Tax	None
William Schalda*	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer
James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
Ken Christoffersen***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

*****	Principal business address is One Boston Place, Boston, MA 02108.

******	Principal business address is 595 Market Street, San Francisco, CA 94105.

Item 28.	Location of Accounts and Records

1.	The Bank of New York
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of September, 2007.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

BY:	/s/J. David Officer*
J. David Officer, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ J. David Officer*	President (Principal Executive Officer)	09/27/07

J. David Officer

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	09/27/07

James Windels

/s/Joseph S. DiMartino*	Chairman of the Board	09/27/07

Joseph S. DiMartino

/s/David W. Burke*	Board member	09/27/07

David W. Burke

/s/William Hodding Carter III*	Board member	09/27/07

William Hodding Carter III

/s/Gordon J. Davis*	Board member	09/27/07

Gordon J. Davis

/s/Joni Evans*	Board member	09/27/07

Joni Evans

/s/Ehud Houminer*	Board member	09/27/07

Ehud Houminer

/s/Richard C. Leone*	Board member	09/27/07

Richard C. Leone

/s/Hans C. Mautner*	Board member	09/27/07

Hans C. Mautner

/s/Robin A. Melvin*	Board member	09/27/07

Robin A. Melvin

/s/Burton N. Wallack*	Board member	09/27/07

Burton N. Wallack

/s/John E. Zuccotti*	Board member	09/27/07

John E. Zuccotti

*BY:	/s/John B. Hammalian*
John B. Hammalian,
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibit No.

23(d)	Management Agreement
23(e)(2)	Distribution Agreement
23(e)(3)	Forms of Supplement to Service Agent
23(j)	Consent of Independent Registered Public Accounting Firm